Consolidated Schedule of Investments (unaudited)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Transportadora de Gas del Sur SA, Class B, ADR(a)	70,409	$285,156

Brazil — 3.1%
3R Petroleum Oleo E Gas SA(a)	1,043,772	5,128,024
AES Brasil Energia SA	1,986,598	3,993,091
Aliansce Sonae Shopping Centers SA	1,550,117	5,669,025
Alupar Investimento SA	1,737,224	7,465,751
Ambev SA	40,668,476	116,178,077
Americanas SA(a)	4,015,807	21,658,221
Anima Holding SA(a)	2,980,163	4,537,687
Arezzo Industria e Comercio SA	581,696	6,949,083
Atacadao SA	3,421,246	9,329,260
B3 SA - Brasil, Bolsa, Balcao	52,741,754	104,229,193
Banco Bradesco SA	12,735,878	38,557,529
Banco BTG Pactual SA	10,081,454	37,550,921
Banco do Brasil SA	7,034,222	39,839,133
Banco Inter SA	3,048,561	19,646,445
Banco Santander Brasil SA	3,558,133	20,860,760
BB Seguridade Participacoes SA	5,503,641	20,440,962
BR Malls Participacoes SA(a)	6,727,637	9,453,887
BR Properties SA	2,634,013	3,373,426
BRF SA(a)	5,679,627	19,952,975
Camil Alimentos SA	1,657,666	2,821,823
CCR SA	10,415,403	22,806,302
Centrais Eletricas Brasileiras SA	2,813,259	16,328,547
Cia Brasileira de Distribuicao	1,559,543	6,213,927
Cia. de Locacao das Americas	3,039,027	12,525,104
Cia. de Saneamento Basico do Estado de Sao Paulo	2,820,685	16,898,471
Cia. de Saneamento de Minas Gerais-COPASA	1,930,623	4,402,570
Cia. de Saneamento do Parana	1,741,489	5,808,216
Cia. Siderurgica Nacional SA	6,234,126	24,129,883
Cielo SA	12,522,882	4,611,003
Cogna Educacao(a)	17,353,695	7,655,338
Cosan SA	8,924,969	33,735,441
CVC Brasil Operadora e Agencia de Viagens SA(a)	2,321,018	5,623,107
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,474,028	5,985,002
Dexco SA	3,112,839	9,983,277
EcoRodovias Infraestrutura e Logistica SA(a)	3,054,863	4,510,146
EDP - Energias do Brasil SA	3,047,850	11,601,873
Embraer SA(a)	6,730,152	22,913,295
Enauta Participacoes SA	1,377,472	3,263,681
Energisa SA	1,405,524	11,372,998
Eneva SA(a)	6,114,035	15,171,303
Engie Brasil Energia SA	1,399,501	9,591,642
Equatorial Energia SA	7,913,613	31,770,724
Ez Tec Empreendimentos e Participacoes SA	1,146,816	3,700,426
Fleury SA	1,978,473	6,148,140
GPS Participacoes e Empreendimentos SA(b)	2,005,874	5,177,163
Grendene SA	3,603,609	5,371,585
GRUPO DE MODA SOMA SA(a)	4,505,780	10,435,223
Grupo Mateus SA(a)	4,367,711	4,552,734
Grupo SBF SA(a)	1,108,428	4,798,979
Guararapes Confeccoes SA	980,061	1,778,173
Hapvida Participacoes e Investimentos SA(b)	10,201,609	19,797,674
Hypera SA	3,176,267	15,322,423
Iguatemi SA(a)	171,789	5,805,894
Security	Shares	Value

Brazil (continued)
Instituto Hermes Pardini SA	633,289	$2,177,482
Iochpe Maxion SA(a)	1,293,484	3,322,378
IRB Brasil Resseguros S/A(a)	9,099,468	6,976,121
JBS SA	7,864,035	49,868,433
JHSF Participacoes SA	3,696,499	3,090,361
Klabin SA	6,317,346	26,823,030
Light SA	3,106,165	6,652,299
Localiza Rent a Car SA	5,314,283	48,313,812
Locaweb Servicos de Internet SA(b)	3,913,456	9,181,761
LOG Commercial Properties e Participacoes SA	715,421	2,800,931
Lojas Quero Quero S/A	2,007,362	3,617,061
Lojas Renner SA	8,450,279	42,763,582
M. Dias Branco SA	1,076,121	5,317,581
Magazine Luiza SA	25,951,998	36,006,934
Marfrig Global Foods SA	3,523,997	14,774,604
Meliuz SA(b)	5,524,171	2,938,049
Minerva SA	2,989,133	4,561,979
Movida Participacoes SA	1,641,502	4,899,527
MRV Engenharia e Participacoes SA	3,141,881	6,197,864
Multiplan Empreendimentos Imobiliarios SA	2,430,008	8,471,972
Natura & Co. Holding SA(a)	7,939,617	37,693,709
Notre Dame Intermedica Participacoes SA	4,585,775	50,133,271
Odontoprev SA	2,684,832	6,012,618
Omega Geracao SA(a)	1,367,612	6,602,273
Pet Center Comercio e Participacoes SA	2,337,005	7,569,903
Petro Rio SA(a)	5,507,654	19,877,852
Petroleo Brasileiro SA	32,325,394	173,303,695
Qualicorp Consultoria e Corretora de Seguros SA	2,034,893	5,693,654
Raia Drogasil SA	9,387,638	37,371,210
Rede D’Or Sao Luiz SA(b)	3,323,496	29,659,239
Rumo SA(a)	11,257,920	35,184,442
Santos Brasil Participacoes SA(a)	4,825,619	5,141,627
Sao Martinho SA	1,785,197	11,149,046
Sendas Distribuidora SA	6,983,784	15,838,780
SIMPAR SA	3,886,178	7,279,001
SLC Agricola SA	1,117,254	7,627,420
Smartfit	1,258,368	4,049,179
Sul America SA	2,507,303	11,131,973
Suzano SA(a)	6,542,315	65,355,072
Telefonica Brasil SA	4,012,002	35,889,179
TIM SA	6,813,013	16,723,957
TOTVS SA	4,426,627	24,952,606
Transmissora Alianca de Energia Eletrica SA	1,734,754	11,117,904
Ultrapar Participacoes SA	6,119,789	15,708,095
Vale SA	34,343,633	427,321,456
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA(a)	1,467,255	2,917,885
Via S/A(a)	11,089,215	11,184,192
Vibra Energia SA	10,264,955	39,731,658
Vivara Participacoes SA	1,110,150	4,840,004
WEG SA	14,674,181	84,126,907
XP Inc.(a)	1	25
YDUQS Participacoes SA	2,531,376	9,829,493
		2,377,198,623

Cayman Islands — 0.1%
Advanced Energy Solution Holding Co. Ltd.	248,000	14,360,266
Apex International Co. Ltd.	661,000	2,710,137
Everest Medicines Ltd.(a)(b)	1,278,500	5,803,911
Fire Rock Holdings Ltd.	18,134,000	5,046,266
Hygeia Healthcare Holdings Co. Ltd.(b)	2,918,400	22,698,251

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Cayman Islands (continued)
Kanzhun Ltd., ADR(a)	581,381	$18,592,565
Legend Biotech Corp., ADR(a)	310,628	16,000,448
Midea Real Estate Holding Ltd.(b)	2,649,600	4,587,022
Sun King Technology Group Ltd.	9,134,000	6,090,895
Yeahka Ltd.(a)	1,746,000	6,302,885
Youdao Inc., ADR(a)	316,283	5,016,248
		107,208,894

Chile — 0.3%
AES Andes SA	36,201,474	3,980,987
Aguas Andinas SA, Class A	27,899,898	5,938,980
Banco de Chile	367,487,804	35,524,752
Banco de Credito e Inversiones SA	454,664	15,386,725
Banco Santander Chile	533,513,557	23,811,709
CAP SA	707,133	6,382,679
Cencosud SA	12,358,010	19,716,058
Cencosud Shopping SA	4,231,915	4,486,763
Cia. Cervecerias Unidas SA	1,056,708	8,375,045
Colbun SA	68,723,856	4,500,328
Empresa Nacional de Telecomunicaciones SA	1,655,551	5,803,608
Empresas CMPC SA	9,329,093	15,109,212
Empresas COPEC SA	3,487,475	25,724,804
Enel Americas SA	183,676,752	23,666,475
Enel Chile SA	203,487,469	8,879,110
Engie Energia Chile SA	7,008,017	4,285,480
Falabella SA	6,513,390	20,153,230
Forus SA	253,498	315,886
Grupo Security SA	3,488,736	471,378
Inversiones Aguas Metropolitanas SA	5,862,625	3,129,144
Inversiones La Construccion SA	266,198	804,345
Itau CorpBanca Chile SA(a)	3,121,228,693	6,423,018
Parque Arauco SA(a)	6,149,908	5,937,343
SMU SA	22,081,961	2,666,367
SONDA SA	1,422,020	458,467
Vina Concha y Toro SA	4,788,698	8,594,913
		260,526,806

China — 30.7%
360 DigiTech Inc., ADR(a)(c)	720,329	16,769,259
360 Security Technology Inc., Class A(a)	4,614,088	8,661,647
361 Degrees International Ltd.(a)	9,689,000	4,847,118
3SBio Inc.(a)(b)	10,817,000	9,252,294
51job Inc., ADR(a)(c)	255,179	14,723,828
AAC Technologies Holdings Inc.	6,159,500	26,902,611
Advanced Micro-Fabrication Equipment Inc., Class A(a)	356,217	8,925,418
AECC Aviation Power Co. Ltd., Class A	1,422,316	14,433,094
Agile Group Holdings Ltd.	9,784,500	6,435,496
Agora Inc., ADR(a)(c)	434,884	9,089,055
Agricultural Bank of China Ltd., Class A	41,160,235	18,797,507
Agricultural Bank of China Ltd., Class H	215,988,000	71,334,926
Aier Eye Hospital Group Co. Ltd., Class A	2,856,824	19,216,501
Air China Ltd., Class A(a)	3,421,400	4,288,506
Air China Ltd., Class H(a)(c)	17,078,000	10,744,922
AK Medical Holdings Ltd.(b)(c)	4,770,000	4,076,425
Akeso Inc.(a)(b)(c)	2,468,000	15,567,775
Alibaba Group Holding Ltd.(a)	131,536,004	2,100,326,631
Alibaba Health Information Technology Ltd.(a)	35,258,000	32,428,647
Alibaba Pictures Group Ltd.(a)(c)	111,910,000	11,486,245
A-Living Smart City Services Co. Ltd., Class A(b)	4,897,750	11,506,677
Alphamab Oncology(a)(b)	3,768,000	9,140,181
Security	Shares	Value

China (continued)
Aluminum Corp. of China Ltd., Class A(a)	6,737,600	$5,503,105
Aluminum Corp. of China Ltd., Class H(a)	37,316,000	18,217,367
Anhui Conch Cement Co. Ltd., Class A	2,145,629	12,250,209
Anhui Conch Cement Co. Ltd., Class H	10,389,500	47,301,619
Anhui Gujing Distillery Co. Ltd., Class A	226,655	9,026,205
Anhui Gujing Distillery Co. Ltd., Class B	899,180	12,409,157
Anhui Kouzi Distillery Co. Ltd., Class A	543,608	5,648,061
ANTA Sports Products Ltd.	9,333,600	149,045,745
Aoyuan Healthy Life Group Co. Ltd.	1,000,000	374,813
Ascentage Pharma Group International(a)(b)(c)	1,529,800	6,360,391
Asia Cement China Holdings Corp.	5,421,000	3,448,084
Asymchem Laboratories Tianjin Co. Ltd., Class A	177,000	14,320,406
Autobio Diagnostics Co. Ltd., Class A	407,737	3,585,191
Autohome Inc., ADR	647,659	22,130,508
Avary Holding Shenzhen Co. Ltd., Class A	748,600	4,731,589
AVIC Electromechanical Systems Co. Ltd., Class A	2,001,300	5,343,925
AVIC Industry-Finance Holdings Co. Ltd., Class A	10,112,491	6,089,997
AviChina Industry & Technology Co. Ltd., Class H	21,780,000	14,325,146
Baidu Inc., ADR(a)(c)	2,393,575	358,653,278
Bank of Beijing Co. Ltd., Class A	16,792,506	11,540,700
Bank of Chengdu Co. Ltd., Class A	3,610,108	6,331,799
Bank of China Ltd., Class A	17,308,600	8,290,356
Bank of China Ltd., Class H	678,952,000	235,756,635
Bank of Communications Co. Ltd., Class A	19,196,280	13,768,432
Bank of Communications Co. Ltd., Class H	71,983,000	41,911,469
Bank of Hangzhou Co. Ltd., Class A	4,340,997	9,332,171
Bank of Jiangsu Co. Ltd., Class A	11,528,508	10,634,054
Bank of Nanjing Co. Ltd., Class A	7,501,722	10,656,123
Bank of Ningbo Co. Ltd., Class A	3,128,176	18,801,789
Bank of Shanghai Co. Ltd., Class A	10,213,735	11,457,095
Baoshan Iron & Steel Co. Ltd., Class A	12,146,673	12,346,835
Baozun Inc., ADR(a)(c)	519,986	7,170,607
BBMG Corp., Class A	17,878,736	7,548,348
BeiGene Ltd., ADR(a)(c)	403,605	140,264,846
Beijing Capital International Airport Co. Ltd., Class H(a)	16,526,000	9,592,667
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(a)(c)	1,040,750	2,453,261
Beijing Energy International Holding Co. Ltd.(a)	65,460,852	2,231,940
Beijing Enlight Media Co. Ltd., Class A	2,365,794	3,776,934
Beijing Enterprises Holdings Ltd.	3,709,500	12,515,713
Beijing Enterprises Water Group Ltd.(c)	36,972,000	13,752,825
Beijing Gas Blue Sky Holdings Ltd.(a)(d)	92,816,000	832,821
Beijing Kingsoft Office Software Inc., Class A	209,051	8,809,153
Beijing New Building Materials PLC, Class A	1,171,019	4,897,609
Beijing Roborock Technology Co. Ltd., Class A	43,779	5,583,069
Beijing Shiji Information Technology Co. Ltd., Class A	932,559	4,156,601
Beijing Shunxin Agriculture Co. Ltd., Class A	625,600	3,144,302
Beijing Sinnet Technology Co. Ltd., Class A	1,640,187	3,804,364
Beijing Tiantan Biological Products Corp. Ltd., Class A	955,597	4,504,432
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,775,000	3,719,426
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	243,693	9,592,983
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	20,660,000	14,668,311
BEST Inc., ADR(a)(c)	1,978,276	2,057,407
Betta Pharmaceuticals Co. Ltd., Class A	296,694	3,881,593

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
BGI Genomics Co. Ltd., Class A	342,800	$5,132,487
Bilibili Inc., ADR(a)(c)	1,424,622	94,039,298
Bit Digital Inc.(a)(c)	528,605	5,201,473
BOC Aviation Ltd.(b)(c)	1,781,500	12,547,049
BOE Technology Group Co. Ltd., Class A	18,773,100	14,187,970
Bosideng International Holdings Ltd.(c)	28,236,000	19,870,326
Burning Rock Biotech Ltd., ADR(a)(c)	413,259	6,388,984
BYD Co. Ltd., Class A	943,986	45,256,098
BYD Co. Ltd., Class H	6,800,500	267,488,007
BYD Electronic International Co. Ltd.(c)	5,823,000	21,542,407
By-Health Co. Ltd., Class A	1,245,200	4,615,965
C&D International Investment Group Ltd.(c)	5,066,000	9,656,920
Caitong Securities Co. Ltd., Class A	4,256,831	6,809,332
Canaan Inc., ADR(a)(c)	845,635	7,433,132
CanSino Biologics Inc., Class H(a)(b)(c)	703,400	15,443,227
Canvest Environmental Protection Group Co. Ltd.	11,492,000	6,086,427
Central China Management Co. Ltd.(c)	10,958,000	2,108,669
Central China Real Estate Ltd.	9,964,000	1,405,540
CGN New Energy Holdings Co. Ltd.(c)	14,006,000	12,328,028
CGN Power Co. Ltd., Class H(b)	86,596,000	23,680,330
Changchun High & New Technology Industry Group Inc., Class A	228,642	10,168,999
Changjiang Securities Co. Ltd., Class A	6,932,696	7,816,279
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	244,536	8,366,808
Chaozhou Three-Circle Group Co. Ltd., Class A	1,559,253	10,219,533
China Aircraft Leasing Group Holdings Ltd.	4,992,000	3,208,618
China Animal Healthcare Ltd.(d)	1,237,000	2
China Aoyuan Group Ltd.(c)	10,769,000	3,010,569
China BlueChemical Ltd., Class H	20,868,000	6,334,329
China Bohai Bank Co. Ltd., Class H(b)	23,042,000	6,855,276
China Cinda Asset Management Co. Ltd., Class H	69,012,000	11,027,052
China CITIC Bank Corp. Ltd., Class H	73,478,000	31,537,035
China Coal Energy Co. Ltd., Class H	17,630,000	8,862,478
China Communications Services Corp. Ltd., Class H	21,474,000	10,222,888
China Conch Venture Holdings Ltd.	14,372,000	70,249,215
China Construction Bank Corp., Class A	4,832,268	4,360,803
China Construction Bank Corp., Class H	823,229,000	536,420,999
China CSSC Holdings Ltd., Class A	3,078,701	11,582,943
China Datang Corp. Renewable Power Co. Ltd., Class H	24,867,000	9,559,467
China Dongxiang Group Co. Ltd.(c)	40,018,000	3,643,598
China East Education Holdings Ltd.(b)	5,211,000	5,445,693
China Education Group Holdings Ltd.	6,776,000	12,464,634
China Everbright Bank Co. Ltd., Class A	20,149,782	10,586,616
China Everbright Bank Co. Ltd., Class H	22,942,000	7,865,773
China Everbright Environment Group Ltd.	32,159,148	21,271,016
China Everbright Greentech Ltd.(b)(c)	14,162,000	4,836,459
China Everbright Ltd.(c)	8,370,000	8,971,258
China Everbright Water Ltd.(c)	10,825,800	2,300,745
China Evergrande Group(c)	16,347,000	4,800,542
China Feihe Ltd.(b)	30,780,000	41,175,004
China Fiber Optic Network System Group Ltd.(d)	10,394,800	13
China Foods Ltd.	10,428,000	3,880,010
China Galaxy Securities Co. Ltd., Class H	35,529,500	19,582,668
China Gas Holdings Ltd.	26,592,200	47,975,313
China Greatwall Technology Group Co. Ltd., Class A	2,173,600	4,801,746
China Harmony Auto Holding Ltd.	7,952,500	4,385,195
Security	Shares	Value

China (continued)
China High Speed Transmission Equipment Group Co. Ltd.(a)(c)	5,205,000	$4,309,343
China Hongqiao Group Ltd.	20,062,000	19,420,402
China Huarong Asset Management Co. Ltd., Class H(a)(b)(d)	83,902,000	8,230,960
China Huishan Dairy Holdings Co. Ltd.(d)	16,599,187	21
China Huiyuan Juice Group Ltd.(d)	10,877,000	14
China International Capital Corp. Ltd., Class H(b)	14,076,400	34,052,841
China Jinmao Holdings Group Ltd.	46,632,000	14,228,585
China Jushi Co. Ltd., Class A	2,857,975	7,812,508
China Kepei Education Group Ltd.(c)	8,298,000	4,506,676
China Lesso Group Holdings Ltd.	9,825,000	14,268,115
China Life Insurance Co. Ltd., Class A	1,623,221	7,520,485
China Life Insurance Co. Ltd., Class H	62,243,000	102,368,639
China Lilang Ltd.	5,446,000	2,916,438
China Literature Ltd.(a)(b)(c)	3,545,800	24,752,626
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	14,228,000	7,663,196
China Longyuan Power Group Corp. Ltd., Class H	28,961,000	59,198,215
China Lumena New Materials Corp.(a)(c)(d)	64,600	—
China Maple Leaf Educational Systems Ltd.(a)(c)	19,016,000	2,121,003
China Medical System Holdings Ltd.	11,893,000	19,478,274
China Meidong Auto Holdings Ltd.	5,120,000	24,754,242
China Mengniu Dairy Co. Ltd.	27,412,000	153,633,131
China Merchants Bank Co. Ltd., Class A	10,726,416	83,286,259
China Merchants Bank Co. Ltd., Class H	33,780,464	261,695,019
China Merchants Energy Shipping Co. Ltd., Class A	6,134,725	4,211,081
China Merchants Land Ltd.	26,166,000	2,855,580
China Merchants Port Holdings Co. Ltd.	11,722,270	18,038,197
China Merchants Securities Co. Ltd., Class A	3,857,381	10,287,039
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,955,566	8,912,299
China Metal Recycling Holdings Ltd.(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class A	17,809,817	10,874,426
China Minsheng Banking Corp. Ltd., Class H	46,677,720	17,947,015
China Modern Dairy Holdings Ltd.(c)	28,327,000	4,736,774
China Molybdenum Co. Ltd., Class A	11,286,771	10,445,783
China Molybdenum Co. Ltd., Class H	26,991,000	16,558,646
China National Building Material Co. Ltd., Class H	34,190,850	36,731,869
China National Chemical Engineering Co. Ltd., Class A	5,528,522	9,665,168
China National Nuclear Power Co. Ltd., Class A	11,282,409	12,076,397
China National Software & Service Co. Ltd., Class A	392,399	3,182,149
China New Higher Education Group Ltd.(b)	9,931,000	4,986,018
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,094,500	17,633,078
China Oilfield Services Ltd., Class H	15,028,000	11,833,523
China Oriental Group Co. Ltd.	13,798,000	3,646,892
China Overseas Grand Oceans Group Ltd.	15,654,500	7,060,629
China Overseas Land & Investment Ltd.	32,122,500	73,848,210
China Overseas Property Holdings Ltd.	11,745,000	10,980,185
China Pacific Insurance Group Co. Ltd., Class A	3,813,142	16,205,498
China Pacific Insurance Group Co. Ltd., Class H	22,574,000	65,478,382
China Petroleum & Chemical Corp., Class A	17,297,550	10,934,307
China Petroleum & Chemical Corp., Class H	205,742,200	89,684,919
China Power International Development Ltd.	38,077,000	19,375,050
China Railway Group Ltd., Class A	11,389,766	9,466,401
China Railway Group Ltd., Class H	32,897,000	15,639,718
China Renaissance Holdings Ltd.(b)	1,722,600	3,580,903

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Renewable Energy Investment Ltd.(d)	8,046	$—
China Resources Beer Holdings Co. Ltd.	12,704,000	104,206,601
China Resources Cement Holdings Ltd.	20,138,000	14,658,328
China Resources Gas Group Ltd.	7,986,000	41,322,788
China Resources Land Ltd.	27,533,777	115,028,268
China Resources Medical Holdings Co. Ltd.	9,397,500	5,887,519
China Resources Mixc Lifestyle Services Ltd.(b)	4,891,400	24,134,185
China Resources Power Holdings Co. Ltd.	16,706,000	43,254,360
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,304,027	5,000,230
China SCE Group Holdings Ltd.	19,500,200	5,148,926
China Shenhua Energy Co. Ltd., Class A	3,742,929	11,501,386
China Shenhua Energy Co. Ltd., Class H	28,904,500	59,885,235
China Shineway Pharmaceutical Group Ltd.	4,328,000	3,992,626
China South City Holdings Ltd.(c)	46,478,000	3,090,310
China Southern Airlines Co. Ltd., Class A(a)	6,583,384	6,306,773
China Southern Airlines Co. Ltd., Class H(a)(c)	13,106,000	7,237,285
China State Construction Engineering Corp. Ltd., Class A	19,588,819	14,248,368
China State Construction International Holdings Ltd.	17,408,000	17,601,028
China Suntien Green Energy Corp. Ltd., Class H	15,000,000	10,521,929
China Taiping Insurance Holdings Co. Ltd.	13,603,508	18,924,003
China Tobacco International HK Co. Ltd.(c)	3,424,000	7,788,869
China Tourism Group Duty Free Corp. Ltd., Class A	1,033,679	33,400,814
China Tower Corp. Ltd., Class H(b)	346,346,000	43,838,041
China Traditional Chinese Medicine Holdings Co. Ltd.	23,424,000	11,294,465
China Travel International Investment Hong Kong Ltd.(a)	31,558,000	5,299,421
China United Network Communications Ltd., Class A	6,248,000	3,818,549
China Vanke Co. Ltd., Class A	5,367,168	15,358,557
China Vanke Co. Ltd., Class H	14,020,187	31,807,101
China Vast Industrial Urban Development Co. Ltd.(b)	2,953,000	636,194
China Water Affairs Group Ltd.(c)	9,440,000	10,831,568
China Yangtze Power Co. Ltd., Class A	11,883,830	36,455,069
China Yuchai International Ltd.	128,233	1,519,561
China Yuhua Education Corp. Ltd.(b)	14,728,000	7,044,811
China Zhenhua Group Science & Technology Co. Ltd., Class A	265,200	5,041,570
China Zheshang Bank Co. Ltd., Class A	19,016,200	10,235,396
China Zhongwang Holdings Ltd.(a)(c)(d)	15,649,600	2,840,188
Chinasoft International Ltd.	23,098,000	38,404,456
Chindata Group Holdings Ltd., ADR(a)(c)	843,746	7,981,837
Chongqing Brewery Co. Ltd., Class A(a)	334,300	7,571,916
Chongqing Changan Automobile Co. Ltd., Class A	3,392,096	9,232,407
Chongqing Zhifei Biological Products Co. Ltd., Class A	855,576	17,290,446
CIFI Ever Sunshine Services Group Ltd.	6,564,000	11,043,711
CIFI Holdings Group Co. Ltd.	27,970,000	15,243,973
CIMC Enric Holdings Ltd.(c)	8,342,000	11,358,932
CITIC Ltd.	50,218,000	45,235,168
CITIC Securities Co. Ltd., Class A	5,942,245	22,154,628
CITIC Securities Co. Ltd., Class H	18,989,500	45,146,336
CMGE Technology Group Ltd.(c)	15,330,000	6,550,709
COFCO Joycome Foods Ltd.(c)	21,942,000	7,370,708
Colour Life Services Group Co. Ltd.(c)	4,444,000	644,990
Security	Shares	Value

China (continued)
Concord New Energy Group Ltd.	84,910,000	$8,699,747
Contemporary Amperex Technology Co. Ltd., Class A	1,231,747	131,482,694
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	6,947,246	18,885,063
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(c)	28,894,100	49,244,969
COSCO SHIPPING International Hong Kong Co. Ltd.	11,868,000	3,672,432
COSCO SHIPPING Ports Ltd.	16,000,000	12,573,784
Country Garden Holdings Co. Ltd.	65,568,733	57,786,873
Country Garden Services Holdings Co. Ltd.	15,067,000	91,346,049
CPMC Holdings Ltd.	7,749,000	3,978,618
CRRC Corp. Ltd., Class A	8,384,200	8,030,126
CRRC Corp. Ltd., Class H	37,530,000	16,652,193
CSC Financial Co. Ltd., Class A	2,378,692	10,449,507
CSPC Pharmaceutical Group Ltd.	78,075,760	80,945,650
CStone Pharmaceuticals(a)(b)	5,817,500	7,746,676
Dada Nexus Ltd., ADR(a)(c)	456,657	8,251,792
Dali Foods Group Co. Ltd.(b)	18,213,500	9,576,218
Daqo New Energy Corp., ADR(a)	511,963	29,355,958
DaShenLin Pharmaceutical Group Co. Ltd., Class A	668,874	3,704,468
DHC Software Co. Ltd., Class A	3,659,998	4,165,447
DiDi Global Inc., ADR(a)(c)	2,640,426	20,146,450
Differ Group Holding Co. Ltd.(c)	31,030,000	6,326,968
Digital China Holdings Ltd.	9,078,000	4,932,326
Dongfeng Motor Group Co. Ltd., Class H	23,362,000	21,687,641
Dongxing Securities Co. Ltd., Class A	3,506,467	6,583,494
Dongyue Group Ltd.(c)	12,748,000	24,076,159
DouYu International Holdings Ltd., ADR(a)(c)	1,244,183	3,458,829
East Money Information Co. Ltd., Class A	5,641,493	30,661,456
Ecovacs Robotics Co. Ltd., Class A	304,400	7,891,990
EHang Holdings Ltd., ADR(a)(c)	268,864	5,686,474
ENN Energy Holdings Ltd.(c)	6,867,100	128,573,730
Eve Energy Co. Ltd., Class A	1,025,831	23,527,079
Everbright Securities Co. Ltd., Class A	2,536,286	5,747,374
Excellence Commercial Property & Facilities Management Group Ltd.	4,218,000	2,519,975
Fangda Carbon New Material Co. Ltd., Class A	3,676,084	6,965,549
Fanhua Inc., ADR	443,522	5,677,082
Fantasia Holdings Group Co. Ltd.	23,425,500	946,272
Far East Horizon Ltd.	15,256,000	13,244,822
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,308,898	3,648,446
FinVolution Group, ADR	1,020,823	5,992,231
First Capital Securities Co. Ltd., Class A	3,742,400	4,083,796
Flat Glass Group Co. Ltd., Class A	232,400	1,662,008
Flat Glass Group Co. Ltd., Class H(c)	3,788,000	16,519,767
Focus Media Information Technology Co. Ltd., Class A	8,726,199	9,727,104
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,837,805	32,457,325
Fosun International Ltd.	22,329,000	24,368,312
Founder Securities Co. Ltd., Class A	7,733,587	9,391,959
Foxconn Industrial Internet Co. Ltd., Class A	4,563,334	8,002,397
Fu Jian Anjoy Foods Co. Ltd., Class A	174,100	4,752,635
Fu Shou Yuan International Group Ltd.	9,775,000	7,856,286
Fufeng Group Ltd.	17,051,400	6,814,416
Fuyao Glass Industry Group Co. Ltd., Class A	1,205,600	8,774,652
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,181,600	28,437,562

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ganfeng Lithium Co. Ltd., Class A	674,084	$17,935,532
Ganfeng Lithium Co. Ltd., Class H(b)	2,227,600	43,053,517
Gaotu Techedu Inc., ADR(a)(c)	1,126,504	3,007,766
GDS Holdings Ltd., ADR(a)(c)	778,852	43,646,866
Geely Automobile Holdings Ltd.	50,984,000	150,576,916
Gemdale Corp., Class A	3,108,396	4,882,425
Gemdale Properties & Investment Corp. Ltd.	64,436,000	6,182,402
Genertec Universal Medical Group Co. Ltd.(b)	11,430,000	7,891,687
Genscript Biotech Corp.(a)	10,040,000	52,755,060
GF Securities Co. Ltd., Class A	2,894,830	10,588,171
GF Securities Co. Ltd., Class H	10,160,400	17,701,786
Gigadevice Semiconductor Beijing Inc., Class A	424,935	10,054,531
Ginlong Technologies Co. Ltd., Class A	127,500	5,106,409
Glory Sun Financial Group Ltd.(a)	150,508,000	4,425,993
GoerTek Inc., Class A	1,868,062	15,226,269
GOME Retail Holdings Ltd.(a)(c)	107,415,000	9,342,378
Gotion High-tech Co. Ltd., Class A(a)	895,100	9,359,713
Great Wall Motor Co. Ltd., Class A	1,322,300	12,414,973
Great Wall Motor Co. Ltd., Class H(c)	26,720,500	111,027,118
Greenland Holdings Corp. Ltd., Class A	6,003,803	3,863,752
Greenland Hong Kong Holdings Ltd.	9,314,000	1,882,504
Greentown China Holdings Ltd.(c)	7,307,500	10,814,429
Greentown Management Holdings Co. Ltd.(b)	6,919,000	4,000,686
Greentown Service Group Co. Ltd.	12,540,000	12,028,623
Guangdong Haid Group Co. Ltd., Class A	1,030,820	10,395,099
Guangdong Investment Ltd.	24,978,000	33,248,479
Guangdong Kinlong Hardware Products Co. Ltd., Class A	249,500	6,008,796
Guangzhou Automobile Group Co. Ltd., Class H	25,197,200	25,699,780
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,688,088	7,785,443
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	327,100	5,632,221
Guangzhou R&F Properties Co. Ltd., Class H(c)	11,890,000	6,435,318
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	476,483	5,189,590
Guangzhou Tinci Materials Technology Co. Ltd., Class A	624,798	13,245,488
Guosen Securities Co. Ltd., Class A	5,619,567	9,731,407
Guotai Junan Securities Co. Ltd., Class A	3,573,425	9,379,960
Guoyuan Securities Co. Ltd., Class A	4,481,571	5,235,039
Haidilao International Holding Ltd.(b)(c)	9,398,000	20,709,527
Haier Smart Home Co. Ltd., Class A	4,453,837	18,981,560
Haier Smart Home Co. Ltd., Class H	17,977,000	67,082,725
Hainan Meilan International Airport Co. Ltd., Class H(a)	1,756,000	5,730,982
Haitian International Holdings Ltd.	5,480,000	15,137,156
Haitong Securities Co. Ltd., Class A	6,026,131	11,190,607
Haitong Securities Co. Ltd., Class H	21,532,400	18,078,896
Hangzhou First Applied Material Co. Ltd., Class A	631,500	12,057,293
Hangzhou Robam Appliances Co. Ltd., Class A	816,309	4,026,136
Hangzhou Silan Microelectronics Co. Ltd., Class A	860,300	8,382,084
Hangzhou Steam Turbine Co. Ltd., Class B	3,898,263	8,673,360
Hangzhou Tigermed Consulting Co. Ltd., Class A	244,274	5,290,392
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	1,048,200	16,603,798
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,202,000	20,911,862
Harbin Electric Co. Ltd., Class H	8,476,000	4,001,604
Hefei Meiya Optoelectronic Technology Inc., Class A	601,460	3,678,929
Security	Shares	Value

China (continued)
Hello Group Inc., ADR	1,322,925	$15,306,242
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,795,747	8,034,634
Hengan International Group Co. Ltd.	5,384,500	26,003,368
Hengli Petrochemical Co. Ltd., Class A	3,199,830	10,636,225
HengTen Networks Group Ltd.(a)(c)	26,671,200	11,229,242
Hengyi Petrochemical Co. Ltd., Class A	3,279,461	5,401,173
Hi Sun Technology China Ltd.(a)(c)	25,506,000	3,279,418
Hithink RoyalFlush Information Network Co. Ltd., Class A	366,902	6,745,883
Hongfa Technology Co. Ltd., Class A	383,620	4,369,767
Hope Education Group Co. Ltd.(b)	31,460,000	6,861,274
Hopson Development Holdings Ltd.	6,333,190	15,324,484
Hoshine Silicon Industry Co. Ltd., Class A	221,300	5,364,522
Hua Han Health Industry Holdings Ltd.(d)	22,424,288	29
Hua Hong Semiconductor Ltd.(a)(b)	4,546,000	30,287,856
Hua Medicine(a)(b)	6,695,500	3,520,072
Huadong Medicine Co. Ltd., Class A	1,291,151	6,884,667
Huafon Chemical Co. Ltd., Class A	3,402,366	5,713,905
Hualan Biological Engineering Inc., Class A	1,132,120	5,134,026
Huaneng Power International Inc., Class H(c)	35,794,000	15,979,033
Huatai Securities Co. Ltd., Class A	3,876,351	9,630,636
Huatai Securities Co. Ltd., Class H(b)	12,231,400	17,525,087
Huaxia Bank Co. Ltd., Class A	12,063,018	10,669,009
Huaxin Cement Co. Ltd., Class A	1,341,169	3,745,880
Huayu Automotive Systems Co. Ltd., Class A	1,941,310	7,858,722
Huazhu Group Ltd., ADR(a)	1,528,873	60,421,061
Huizhou Desay Sv Automotive Co. Ltd., Class A	236,100	5,155,891
Humanwell Healthcare Group Co. Ltd., Class A	869,100	2,911,038
Hundsun Technologies Inc., Class A	1,128,087	10,386,193
HUYA Inc., ADR(a)(c)	693,021	5,966,911
iClick Interactive Asia Group Ltd., ADR(a)(c)	722,823	4,792,316
Iflytek Co. Ltd., Class A	1,333,584	11,293,688
I-Mab, ADR(a)(c)	310,571	18,777,123
IMAX China Holding Inc.(b)(c)	1,404,900	2,324,084
Imeik Technology Development Co. Ltd., Class A	116,000	10,290,866
Industrial & Commercial Bank of China Ltd., Class A	32,407,980	23,271,470
Industrial & Commercial Bank of China Ltd., Class H	481,103,000	254,230,730
Industrial Bank Co. Ltd., Class A	10,796,079	30,450,881
Industrial Securities Co. Ltd., Class A	6,146,424	8,253,538
Ingenic Semiconductor Co. Ltd., Class A	241,503	5,162,357
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	29,730,100	13,436,810
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	6,189,600	5,145,442
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,136,662	19,277,563
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,483,695	8,336,215
Innovent Biologics Inc.(a)(b)	10,128,500	89,479,097
Inspur Electronic Information Industry Co. Ltd., Class A	1,384,772	7,069,641
Inspur International Ltd.(a)	6,700,000	3,427,822
Intco Medical Technology Co. Ltd., Class A	346,950	3,558,056
iQIYI Inc., ADR(a)(c)	2,444,983	15,256,694
JA Solar Technology Co. Ltd., Class A	851,100	11,637,157
Jafron Biomedical Co. Ltd., Class A	599,973	4,834,847
Jason Furniture Hangzhou Co. Ltd., Class A	604,259	6,337,048
JCET Group Co. Ltd., Class A	1,168,500	6,077,335

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
JD Health International Inc.(a)(b)	3,093,250	$26,732,377
JD.com Inc., ADR(a)	7,577,302	637,326,871
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,357,900	8,752,291
Jiangsu Expressway Co. Ltd., Class H	9,776,000	9,506,704
Jiangsu Hengli Hydraulic Co. Ltd., Class A	795,196	9,851,641
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,273,883	25,860,050
Jiangsu King’s Luck Brewery JSC Ltd., Class A	911,756	8,067,805
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	789,851	21,545,640
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,579,600	4,609,906
Jiangxi Copper Co. Ltd., Class H	11,547,000	18,555,919
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,655,200	4,019,829
Jiayuan International Group Ltd.(c)	16,504,000	6,349,320
Jinchuan Group International Resources Co. Ltd.(c)	36,103,000	5,435,566
Jinke Properties Group Co. Ltd., Class A	3,817,700	2,464,540
JinkoSolar Holding Co. Ltd., ADR(a)(c)	326,828	17,086,568
Jinxin Fertility Group Ltd.(a)(b)(c)	11,415,500	15,862,840
JiuGui Liquor Co. Ltd., Class A	236,900	8,343,658
Jiumaojiu International Holdings Ltd.(b)	6,760,000	13,962,724
JNBY Design Ltd.	2,619,500	4,413,982
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	609,442	3,136,520
JOYY Inc., ADR	486,374	24,902,349
Juewei Food Co. Ltd., Class A	461,300	4,701,051
JW Cayman Therapeutics Co. Ltd.(a)(b)(c)	2,025,000	3,274,456
Kaisa Group Holdings Ltd.(c)	27,496,000	3,750,016
Kangji Medical Holdings Ltd.(c)	3,795,000	4,255,965
KE Holdings Inc., ADR(a)(c)	3,097,693	61,984,837
Kingboard Holdings Ltd.	6,018,200	30,210,686
Kingboard Laminates Holdings Ltd.	8,796,500	15,423,733
Kingdee International Software Group Co. Ltd.(a)	22,660,000	68,010,616
Kingfa Sci & Tech Co. Ltd., Class A	1,975,300	4,219,251
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	502,076	8,675,873
Kingsoft Corp. Ltd.	8,241,400	35,662,451
Konka Group Co. Ltd., Class B	9,714,618	2,961,720
Koolearn Technology Holding Ltd.(a)(b)(c)	3,606,500	3,767,867
Kuaishou Technology(a)(b)	4,015,400	43,591,471
Kuang-Chi Technologies Co. Ltd., Class A(a)	1,547,400	5,631,549
Kunlun Energy Co. Ltd.	34,244,000	32,206,025
Kweichow Moutai Co. Ltd., Class A	651,592	197,622,099
KWG Group Holdings Ltd.	10,914,000	8,093,268
KWG Living Group Holdings Ltd.	11,977,999	7,240,822
LB Group Co. Ltd., Class A	1,584,107	6,947,633
Lee & Man Paper Manufacturing Ltd.	12,816,000	8,796,245
Lenovo Group Ltd.(c)	63,354,000	64,875,065
Lens Technology Co. Ltd., Class A	2,825,015	9,287,197
Lepu Medical Technology Beijing Co. Ltd., Class A	1,465,900	5,112,637
LexinFintech Holdings Ltd., ADR(a)(c)	1,024,711	4,303,786
Li Auto Inc., ADR(a)(c)	4,762,241	168,773,821
Li Ning Co. Ltd.	19,506,500	220,629,999
Lifetech Scientific Corp.(a)	32,542,000	17,591,718
Lingyi iTech Guangdong Co., Class A(a)	4,777,533	5,078,601
Logan Group Co. Ltd.	11,380,000	10,988,895
Longfor Group Holdings Ltd.(b)	15,651,500	74,294,008
LONGi Green Energy Technology Co. Ltd., Class A	2,870,785	39,759,813
Lonking Holdings Ltd.	21,054,000	5,431,902
Luxshare Precision Industry Co. Ltd., Class A	3,675,916	22,850,790
Luye Pharma Group Ltd.(a)(b)	15,966,000	7,319,623
Security	Shares	Value

China (continued)
Luzhou Laojiao Co. Ltd., Class A	776,208	$28,146,637
LVGEM China Real Estate Investment Co. Ltd.(a)(c)	11,822,000	2,137,602
Mango Excellent Media Co. Ltd., Class A	1,096,432	7,506,315
Maoyan Entertainment(a)(b)(c)	5,440,400	6,116,779
Maxscend Microelectronics Co. Ltd., Class A	191,920	11,236,404
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	2,701,928	3,165,994
Meitu Inc.(a)(b)	23,458,500	4,849,042
Meituan, Class B(a)(b)	35,272,800	1,072,091,742
Metallurgical Corp. of China Ltd., Class A	14,085,200	8,388,649
Microport Scientific Corp.	5,688,700	23,643,179
Ming Yang Smart Energy Group Ltd., Class A	1,005,000	5,030,920
Ming Yuan Cloud Group Holdings Ltd.	4,317,000	12,305,482
Minth Group Ltd.	6,508,000	30,225,337
MMG Ltd.(a)	25,103,999	9,092,068
Mobvista Inc.(a)(b)(c)	5,865,000	5,122,161
Montage Technology Co. Ltd., Class A	388,400	5,021,472
Muyuan Foods Co. Ltd., Class A	2,800,762	22,939,131
Nanjing Securities Co. Ltd., Class A	3,361,087	5,021,642
NARI Technology Co. Ltd., Class A	3,174,356	20,625,243
National Silicon Industry Group Co. Ltd., Class A(a)	1,339,419	6,222,673
NAURA Technology Group Co. Ltd., Class A	280,175	17,018,140
NavInfo Co. Ltd., Class A(a)	2,151,150	5,273,594
NetDragon Websoft Holdings Ltd.	2,814,000	6,410,033
NetEase Inc., ADR	3,512,827	378,436,853
New China Life Insurance Co. Ltd., Class A	1,198,801	7,116,644
New China Life Insurance Co. Ltd., Class H	6,830,800	18,247,188
New Hope Liuhe Co. Ltd., Class A(a)	2,872,644	6,475,429
New Oriental Education & Technology Group Inc., ADR(a)(c)	13,335,999	29,472,558
Newborn Town Inc.(a)	6,706,000	3,315,260
Nexteer Automotive Group Ltd.(c)	7,692,000	9,944,501
Nine Dragons Paper Holdings Ltd.	14,463,000	16,132,618
Ninestar Corp., Class A	1,118,000	7,718,991
Ningbo Tuopu Group Co. Ltd., Class A	567,700	5,978,840
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,739,600	9,524,295
NIO Inc., ADR(a)(c)	11,765,044	460,366,172
Niu Technologies, ADR(a)(c)	326,641	6,643,878
Noah Holdings Ltd., ADR(a)(c)	293,082	10,676,977
Nongfu Spring Co. Ltd., Class H(b)(c)	14,580,000	83,670,903
Offshore Oil Engineering Co. Ltd., Class A	2,564,800	1,728,596
OFILM Group Co. Ltd., Class A	2,299,689	3,164,278
OneConnect Financial Technology Co. Ltd., ADR(a)(c)	1,251,635	3,204,186
OneSmart International Education Group Ltd., ADR(a)(c)(d)	1,146,549	458,849
Oppein Home Group Inc., Class A	379,080	7,197,739
Orient Securities Co. Ltd., Class A	4,642,468	10,243,873
Ovctek China Inc., Class A	625,965	5,646,461
PAX Global Technology Ltd.	81,000	62,672
Peijia Medical Ltd.(a)(b)(c)	2,222,000	4,781,375
People’s Insurance Co. Group of China Ltd. (The), Class H	76,163,000	22,253,836
Perfect World Co. Ltd., Class A	1,320,186	3,906,903
PetroChina Co. Ltd., Class A	11,208,800	8,268,922
PetroChina Co. Ltd., Class H	181,620,000	78,642,974
Pharmaron Beijing Co. Ltd., Class A	392,100	11,187,670
Pharmaron Beijing Co. Ltd., Class H(b)	1,188,600	24,522,412
PICC Property & Casualty Co. Ltd., Class H	58,109,040	49,679,861

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Pinduoduo Inc., ADR(a)	3,792,740	$252,217,210
Ping An Bank Co. Ltd., Class A	10,202,236	27,923,037
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	4,063,600	15,299,692
Ping An Insurance Group Co. of China Ltd., Class A	5,793,212	43,842,890
Ping An Insurance Group Co. of China Ltd., Class H	54,124,000	375,200,651
Poly Developments and Holdings Group Co. Ltd., Class A	6,576,411	14,301,528
Poly Property Group Co. Ltd.	17,531,000	4,406,355
Postal Savings Bank of China Co. Ltd., Class A	12,880,500	10,247,096
Postal Savings Bank of China Co. Ltd., Class H(b)	70,116,000	47,499,301
Pou Sheng International Holdings Ltd.(a)	24,472,000	3,452,065
Power Construction Corp. of China Ltd., Class A	9,814,344	10,128,052
Powerlong Commercial Management Holdings Ltd.	2,203,500	4,440,294
Powerlong Real Estate Holdings Ltd.	10,619,000	6,396,595
Q Technology Group Co. Ltd.	4,719,000	6,639,919
Redco Properties Group Ltd.(b)(c)	10,956,000	3,175,245
Redsun Properties Group Ltd.(c)	16,239,000	4,602,230
RiseSun Real Estate Development Co. Ltd., Class A	6,361,062	4,133,849
RLX Technology Inc., ADR(a)(c)	5,385,745	22,135,412
Road King Infrastructure Ltd.	3,423,000	3,193,814
Rongsheng Petrochemical Co. Ltd., Class A	5,323,300	13,561,800
Ronshine China Holdings Ltd.(c)	6,917,500	2,630,910
SAIC Motor Corp. Ltd., Class A	4,069,000	12,752,706
Sanan Optoelectronics Co. Ltd., Class A	2,468,700	13,623,691
Sangfor Technologies Inc., Class A	284,800	8,843,027
Sany Heavy Equipment International Holdings Co. Ltd.	10,845,000	11,259,060
Sany Heavy Industry Co. Ltd., Class A	4,460,211	15,371,407
Satellite Chemical Co. Ltd., Class A	886,100	5,497,675
SDIC Capital Co. Ltd., Class A	5,776,440	7,251,352
SDIC Power Holdings Co. Ltd., Class A	4,744,228	7,400,114
Seazen Group Ltd.	19,004,000	13,628,744
Seazen Holdings Co. Ltd., Class A	1,467,926	7,183,716
SF Holding Co. Ltd., Class A	2,449,392	23,553,400
SG Micro Corp., Class A	169,700	9,124,083
Shaanxi Coal Industry Co. Ltd., Class A	6,023,890	11,269,864
Shandong Gold Mining Co. Ltd., Class A	2,324,201	6,996,563
Shandong Gold Mining Co. Ltd., Class H(b)(c)	4,621,500	8,326,773
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,553,950	7,205,047
Shandong Linglong Tyre Co. Ltd., Class A	927,741	5,617,849
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	21,848,400	30,742,369
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	600,660	5,522,734
Shanghai Baosight Software Co. Ltd., Class A	1,019,867	10,619,346
Shanghai Baosight Software Co. Ltd., Class B	3,319,947	16,171,462
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	6,776,909	4,382,763
Shanghai Construction Group Co. Ltd., Class A	13,756,700	6,695,583
Shanghai Electric Group Co. Ltd., Class A	6,584,500	5,005,730
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,058,100	9,286,970
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,335,000	22,399,008
Shanghai Haixin Group Co., Class B	7,319,491	2,459,349
Shanghai Industrial Holdings Ltd.	4,982,000	7,160,155
Security	Shares	Value

China (continued)
Shanghai Industrial Urban Development
Group Ltd.	28,846,200	$2,498,130
Shanghai International Airport Co. Ltd., Class A(a)	711,203	4,817,869
Shanghai International Port Group Co. Ltd., Class A	12,491,800	9,401,937
Shanghai Jinjiang International Hotels Co. Ltd., Class A	737,978	6,054,941
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,675,113	9,671,652
Shanghai M&G Stationery Inc., Class A	667,447	5,874,743
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,493,000	13,662,137
Shanghai Pudong Development Bank Co. Ltd., Class A	15,019,733	20,053,591
Shanghai Putailai New Energy Technology Co. Ltd., Class A	452,060	13,003,780
Shanghai RAAS Blood Products Co. Ltd., Class A	5,352,734	5,512,648
Shanxi Meijin Energy Co. Ltd., Class A(a)	3,244,543	6,881,044
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	658,319	32,288,091
Shenergy Co. Ltd., Class A	6,374,842	6,173,869
Sheng Ye Capital Ltd.	7,327,000	6,661,763
Shengyi Technology Co. Ltd., Class A	1,683,108	6,228,843
Shennan Circuits Co. Ltd., Class A	309,171	5,104,886
Shenwan Hongyuan Group Co. Ltd., Class A	14,684,592	11,638,316
Shenzhen Goodix Technology Co. Ltd., Class A	312,052	5,391,570
Shenzhen Inovance Technology Co. Ltd., Class A	1,388,982	14,362,186
Shenzhen International Holdings Ltd.	9,709,250	10,589,911
Shenzhen Investment Ltd.(c)	26,574,000	6,017,985
Shenzhen Kangtai Biological Products Co. Ltd., Class A	401,200	7,257,525
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	645,446	36,500,714
Shenzhen Overseas Chinese Town Co. Ltd., Class A	6,068,802	5,623,177
Shenzhen Sunway Communication Co. Ltd., Class A	867,000	3,396,930
Shenzhen Transsion Holding Co. Ltd., Class A	296,271	7,784,530
Shenzhou International Group Holdings Ltd.	7,138,600	134,047,529
Shimao Group Holdings Ltd.	10,021,000	11,549,026
Shimao Services Holdings Ltd.(b)	5,101,000	6,302,987
Shoucheng Holdings Ltd.	23,870,800	5,792,523
Shougang Fushan Resources Group Ltd.	30,936,000	8,026,531
Shui On Land Ltd.	45,112,666	5,995,894
Sichuan Chuantou Energy Co. Ltd., Class A	3,942,446	7,071,819
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,532,820	4,566,622
Sichuan Swellfun Co. Ltd., Class A	349,600	7,102,551
Sihuan Pharmaceutical Holdings Group Ltd.(c)	35,547,000	6,930,794
Silergy Corp.(c)	689,000	116,453,836
Sinofert Holdings Ltd.(c)	32,130,000	4,730,807
Sinolink Securities Co. Ltd., Class A	2,818,200	4,693,106
Sinoma Science & Technology Co. Ltd., Class A	864,500	4,956,295
Sino-Ocean Group Holding Ltd.(c)	28,225,500	6,600,648
Sinopec Engineering Group Co. Ltd., Class H	15,075,500	7,338,857
Sinopec Kantons Holdings Ltd.	12,916,000	4,705,502
Sinopharm Group Co. Ltd., Class H	11,551,200	25,103,458
Sinotruk Hong Kong Ltd.	6,160,500	9,116,573
Skshu Paint Co. Ltd., Class A	324,580	6,064,392
Skyfame Realty Holdings Ltd.	50,570,000	5,706,797
Skyworth Group Ltd.(a)	15,692,000	9,538,353

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Smoore International Holdings Ltd.(b)(c)	15,517,000	$92,501,648
SOHO China Ltd.(a)	19,693,000	4,394,181
Sohu.com Ltd., ADR(a)(c)	303,053	5,112,504
Songcheng Performance Development Co. Ltd., Class A	2,141,656	4,431,301
SOS Ltd., ADR(a)(c)	1,887,408	2,415,882
Spring Airlines Co. Ltd., Class A(a)	778,296	6,731,717
SSY Group Ltd.(c)	12,032,411	6,018,826
StarPower Semiconductor Ltd., Class A	87,900	6,627,189
Sun Art Retail Group Ltd.	17,590,000	7,113,427
Sunac China Holdings Ltd.	21,715,000	38,942,277
Sunac Services Holdings Ltd.(a)(b)	6,266,000	9,906,117
Sungrow Power Supply Co. Ltd., Class A	809,800	20,533,638
Suning.com Co. Ltd., Class A(a)	7,034,071	4,253,699
Sunny Optical Technology Group Co. Ltd.	6,184,600	186,285,125
Sunwoda Electronic Co. Ltd., Class A	1,160,100	9,604,058
Superb Summit International Group Ltd.(d)	1,998,771	851
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,402,500	5,261,997
Suzhou Maxwell Technologies Co. Ltd., Class A	53,100	5,880,075
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	300,300	5,282,903
TAL Education Group, ADR(a)(c)	3,561,801	18,450,129
TBEA Co. Ltd., Class A	1,913,401	6,879,408
TCL Electronics Holdings Ltd.	9,397,000	4,941,228
TCL Technology Group Corp., Class A	8,878,900	8,551,618
Tencent Holdings Ltd.	49,870,400	2,908,394,684
Tencent Music Entertainment Group, ADR(a)(c)	5,718,450	41,115,655
Thunder Software Technology Co. Ltd., Class A	383,700	9,433,489
Tian Lun Gas Holdings Ltd.	4,131,500	3,939,332
Tiangong International Co. Ltd.(c)	13,024,000	7,627,832
Tianjin Port Development Holdings Ltd.	47,448,000	3,733,631
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,932,891	13,700,407
Tianli Education International Holdings Ltd.	14,731,000	3,511,292
Tianma Microelectronics Co. Ltd., Class A	3,126,832	6,143,090
Tianneng Power International Ltd.(c)	6,010,000	6,627,647
Tianshui Huatian Technology Co. Ltd., Class A	2,799,907	6,065,369
Times Neighborhood Holdings Ltd.(c)	7,611,000	3,355,027
Tingyi Cayman Islands Holding Corp.	17,046,000	32,931,390
Toly Bread Co. Ltd., Class A	844,526	4,105,344
Tong Ren Tang Technologies Co. Ltd., Class H	6,936,000	5,225,525
Tongcheng-Elong Holdings Ltd.(a)	8,224,000	16,936,293
Tongdao Liepin Group(a)	2,187,800	4,286,943
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,747,299	3,031,653
Tongwei Co. Ltd., Class A	2,398,859	16,901,907
Topchoice Medical Corp., Class A(a)	194,699	6,066,894
Topsports International Holdings Ltd.(b)	12,165,000	14,145,145
Towngas China Co. Ltd.	10,633,000	7,209,460
TravelSky Technology Ltd., Class H	7,953,000	13,136,138
Trip.com Group Ltd., ADR(a)(c)	4,401,621	121,044,577
Tsingtao Brewery Co. Ltd., Class A	459,800	7,113,223
Tsingtao Brewery Co. Ltd., Class H	4,442,000	35,906,490
Unigroup Guoxin Microelectronics Co. Ltd., Class A	374,410	13,542,110
Uni-President China Holdings Ltd.	11,145,000	10,934,351
Unisplendour Corp. Ltd., Class A	2,027,861	8,221,867
Untrade SMI Holdings(d)	12,533,884	16
Up Fintech Holding Ltd., ADR(a)(c)	891,693	5,385,826
Security	Shares	Value

China (continued)
Uxin Ltd., ADR(a)	2,128,567	$4,704,133
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	2,048,500	10,229,776
Vinda International Holdings Ltd.(c)	3,414,000	9,237,676
Vipshop Holdings Ltd., ADR(a)(c)	3,867,171	37,782,261
Viva Biotech Holdings(b)	7,923,000	4,732,157
Vnet Group Inc., ADR(a)(c)	856,424	8,324,441
Walvax Biotechnology Co. Ltd., Class A	941,889	10,151,541
Wanhua Chemical Group Co. Ltd., Class A	1,717,586	25,733,594
Want Want China Holdings Ltd.	42,805,000	36,132,157
Weibo Corp., ADR(a)(c)	531,071	21,141,937
Weichai Power Co. Ltd., Class A	3,952,200	9,598,502
Weichai Power Co. Ltd., Class H	16,440,000	29,157,166
Weimob Inc.(a)(b)(c)	16,579,000	19,916,832
Wens Foodstuffs Group Co. Ltd., Class A(a)	4,013,041	10,044,385
West China Cement Ltd.	28,356,000	4,823,833
Western Securities Co. Ltd., Class A	5,679,581	6,967,547
Wharf Holdings Ltd. (The)	12,209,000	42,664,177
Will Semiconductor Co. Ltd. Shanghai, Class A	466,303	20,022,309
Wingtech Technology Co. Ltd., Class A	730,700	14,051,860
Winning Health Technology Group Co. Ltd., Class A	1,925,285	4,757,887
Wisdom Education International Holdings Co. Ltd.(c)	7,518,000	1,384,492
Wuhan Guide Infrared Co. Ltd., Class A	1,972,757	7,524,192
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,392,037	5,145,029
Wuliangye Yibin Co. Ltd., Class A	2,022,015	69,289,020
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,017,636	4,818,111
WuXi AppTec Co. Ltd., Class A	1,442,219	32,640,184
WuXi AppTec Co. Ltd., Class H(b)	2,910,707	64,487,078
Wuxi Biologics Cayman Inc., New(a)(b)	31,263,500	421,737,840
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	760,287	9,460,842
Wuxi Shangji Automation Co. Ltd., Class A	141,800	4,941,228
XCMG Construction Machinery Co. Ltd., Class A	7,093,778	6,602,393
XD Inc.(a)(c)	1,776,200	10,554,035
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	4,869,000	3,362,502
Xiaomi Corp., Class B(a)(b)	123,543,800	307,309,182
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,778,006	5,110,737
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	7,051,034	15,454,021
Xinyi Solar Holdings Ltd.(c)	42,326,800	77,834,192
XPeng Inc., ADR(a)(c)	3,366,547	185,160,085
Xtep International Holdings Ltd.(c)	11,665,500	15,757,881
Yadea Group Holdings Ltd.(b)	10,050,000	17,961,404
Yango Group Co. Ltd., Class A	1,091,200	498,419
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	829,968	5,069,346
Yanzhou Coal Mining Co. Ltd., Class A	1,276,706	4,556,155
Yanzhou Coal Mining Co. Ltd., Class H(c)	14,316,000	22,414,578
Yealink Network Technology Corp. Ltd., Class A	682,093	8,311,535
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)	462,720	336,486
Yifeng Pharmacy Chain Co. Ltd., Class A	582,214	4,127,918
Yihai International Holding Ltd.(c)	4,094,000	21,965,348
Yihai Kerry Arawana Holdings Co. Ltd., Class A	827,100	7,992,262
Yonghui Superstores Co. Ltd., Class A	6,994,234	4,260,690
Yonyou Network Technology Co. Ltd., Class A	2,178,883	11,137,052
Youyuan International Holdings Ltd.(d)	5,307,000	88,473

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yuexiu REIT(c)	22,028,000	$9,463,170
Yuexiu Transport Infrastructure Ltd.	13,744,000	8,530,516
Yum China Holdings Inc.	3,622,845	181,504,534
Yunda Holding Co. Ltd., Class A	2,027,037	6,312,696
Yunnan Baiyao Group Co. Ltd., Class A	748,352	10,390,665
Yunnan Energy New Material Co. Ltd., Class A	537,232	21,533,455
Yutong Bus Co. Ltd., Class A	2,246,790	3,896,106
Yuzhou Group Holdings Co. Ltd.(c)	22,523,921	2,224,086
Zai Lab Ltd., ADR(a)(c)	670,183	46,410,173
Zepp Health Corp., ADR(a)(c)	331,641	2,251,842
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	321,669	22,626,117
Zhaojin Mining Industry Co. Ltd., Class H(c)	10,614,000	11,095,357
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	6,089,395	7,032,419
Zhejiang Chint Electrics Co. Ltd., Class A	1,312,973	10,668,029
Zhejiang Dahua Technology Co. Ltd., Class A	2,342,029	9,012,978
Zhejiang Dingli Machinery Co. Ltd., Class A	404,100	5,243,844
Zhejiang Expressway Co. Ltd., Class H	13,104,000	12,351,167
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,202,062	4,072,251
Zhejiang Huayou Cobalt Co. Ltd., Class A	711,832	14,544,621
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	848,594	9,588,197
Zhejiang Longsheng Group Co. Ltd., Class A	3,118,874	6,128,404
Zhejiang NHU Co. Ltd., Class A	1,829,349	8,325,368
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	2,554,416	9,354,389
Zhejiang Supor Co. Ltd., Class A	515,940	4,998,591
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	359,998	3,170,017
Zhenro Properties Group Ltd.(c)	15,379,000	8,677,558
Zheshang Securities Co. Ltd., Class A	2,673,800	5,218,895
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	4,142,200	14,117,040
Zhongji Innolight Co. Ltd., Class A	705,874	4,211,132
Zhongjin Gold Corp. Ltd., Class A	5,202,946	6,824,101
Zhongsheng Group Holdings Ltd.	5,014,500	41,072,882
Zhou Hei Ya International Holdings Co. Ltd.(b)	8,142,500	7,479,816
Zhuguang Holdings Group Co. Ltd.	21,530,000	4,389,933
Zhuzhou CRRC Times Electric Co. Ltd.	4,753,900	31,204,444
Zijin Mining Group Co. Ltd., Class A	10,531,500	16,911,109
Zijin Mining Group Co. Ltd., Class H	50,334,000	66,790,707
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,595,700	3,957,885
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	12,182,200	7,980,735
ZTE Corp., Class A	1,867,139	9,010,498
ZTE Corp., Class H	6,623,640	17,969,819
ZTO Express Cayman Inc., ADR	3,777,458	119,405,447
		23,382,363,010

Colombia — 0.1%
Bancolombia SA	2,031,280	16,458,707
Cementos Argos SA	4,726,450	7,110,379
Corp. Financiera Colombiana SA(a)	979,155	7,053,837
Ecopetrol SA	41,400,402	26,943,941
Grupo Argos SA	2,943,314	9,283,043
Grupo de Inversiones Suramericana SA	2,045,221	12,875,421
Interconexion Electrica SA ESP	3,984,109	22,239,207
		101,964,535
Security	Shares	Value

Cyprus — 0.0%
Globaltrans Investment PLC, GDR(e)	1,519,670	$10,839,039
Ozon Holdings PLC, ADR(a)	440,052	17,934,659
Ros Agro PLC, GDR(e)	202,222	3,101,299
		31,874,997

Czech Republic — 0.1%
CEZ AS(c)	1,379,211	44,994,665
Komercni Banka AS	677,177	25,862,026
Moneta Money Bank AS(a)(b)	3,974,826	16,934,446
		87,791,137

Egypt — 0.1%
Commercial International Bank Egypt SAE(a)	14,891,584	48,473,214
Eastern Co. SAE	8,995,960	6,391,618
Egyptian Financial Group-Hermes Holding Co.(a)	7,461,846	6,792,334
EISewedy Electric Co.	7,321,416	3,889,162
Fawry for Banking & Payment Technology Services SAE(a)	4,549,919	3,733,471
Heliopolis Housing.	5,875,237	1,850,082
Juhayna Food Industries(a)	3,476,275	1,517,702
Palm Hills Developments SAE	18,657,826	2,117,808
Six of October Development & Investment	2,778,797	3,461,406
Talaat Moustafa Group	7,956,441	4,126,943
Telecom Egypt Co.	4,044,325	3,685,567
		86,039,307

Greece — 0.3%
Alpha Services and Holdings SA(a)	19,187,251	22,399,981
Athens Water Supply & Sewage Co. SA	418,034	3,504,273
Eurobank Ergasias Services and Holdings SA, Class A(a)	22,968,641	22,732,196
FF Group(a)(d)	343,633	3,897
GEK Terna Holding Real Estate Construction SA(a)	618,752	6,871,650
Hellenic Telecommunications Organization SA	2,032,262	35,109,882
Holding Co. ADMIE IPTO SA	1,565,026	4,435,015
JUMBO SA	922,781	12,966,463
LAMDA Development SA(a)	238,824	1,904,079
Motor Oil Hellas Corinth Refineries SA	622,357	9,408,338
Mytilineos SA	812,244	13,307,898
National Bank of Greece SA(a)	5,076,365	15,116,319
OPAP SA	1,814,883	25,179,436
Piraeus Financial Holdings SA(a)	5,312,568	7,657,023
Piraeus Port Authority SA(c)	4,754	93,705
Public Power Corp. SA(a)(c)	1,305,124	13,844,162
Sarantis SA	250,656	2,444,714
Terna Energy SA	493,504	7,555,723
Titan Cement International SA	371,522	5,766,812
		210,301,566

Hong Kong — 0.2%
China Youzan Ltd.(a)	124,756,000	11,116,179
Grand Pharmaceutical Group Ltd., Class A(c)	12,656,500	10,371,253
Huabao International Holdings Ltd.(c)	8,461,000	24,275,578
Hutchmed China Ltd., ADR(a)(c)	751,928	25,460,282
Sino Biopharmaceutical Ltd.	89,867,000	65,696,649
Truly International Holdings Ltd.	15,532,000	5,218,497
Untrade Cteg(d)	33,362,000	645,849
Untrade MH Development NPV(d)	4,108,000	305,545
Yuexiu Property Co. Ltd.	9,846,576	9,191,189
		152,281,021

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	4,963,522	6,388,574
MOL Hungarian Oil & Gas PLC	3,519,850	26,452,369

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary (continued)
Opus Global Nyrt(a)(c)	2,034,983	$1,475,894
OTP Bank Nyrt(a)	1,955,029	107,949,305
Richter Gedeon Nyrt.	1,220,928	32,493,362
		174,759,504

India — 13.3%
3M India Ltd.(a)	28,189	9,377,324
Aarti Industries Ltd.	1,639,068	20,465,901
Aavas Financiers Ltd.(a)	292,036	10,923,170
ACC Ltd.	681,606	20,696,364
Adani Enterprises Ltd.	2,383,771	52,661,274
Adani Green Energy Ltd.(a)	3,472,798	59,768,086
Adani Ports & Special Economic Zone Ltd.	4,607,261	41,930,888
Adani Power Ltd.(a)	8,121,662	10,630,145
Adani Total Gas Ltd.	2,441,796	51,981,070
Adani Transmission Ltd.(a)	2,373,042	56,539,815
Aditya Birla Capital Ltd.(a)	6,104,545	8,862,581
Aditya Birla Fashion and Retail Ltd.(a)	3,013,929	10,226,544
Aegis Logistics Ltd.	1,533,392	4,673,632
Affle India Ltd.(a)	595,675	9,130,845
AIA Engineering Ltd.	395,417	9,983,790
Ajanta Pharma Ltd.	284,873	7,885,315
Alembic Pharmaceuticals Ltd.	538,068	5,770,800
Alkyl Amines Chemicals	137,703	5,838,202
Amara Raja Batteries Ltd.	1,049,898	8,629,670
Amber Enterprises India Ltd.(a)	278,053	11,153,736
Ambuja Cements Ltd.	6,302,278	31,399,672
APL Apollo Tubes Ltd.(a)	752,090	9,287,698
Apollo Hospitals Enterprise Ltd.	878,158	66,386,602
Apollo Tyres Ltd.	3,460,019	9,407,946
Ashok Leyland Ltd.	12,790,057	20,373,974
Asian Paints Ltd.	3,396,957	142,150,222
Astral Ltd.	819,306	24,012,898
AstraZeneca Pharma India Ltd.	67,980	2,837,743
Atul Ltd.	122,842	14,204,623
AU Small Finance Bank Ltd.(a)(b)	749,918	10,942,112
Aurobindo Pharma Ltd.	2,563,865	22,509,644
Avanti Feeds Ltd.	643,090	4,498,004
Avenue Supermarts Ltd.(a)(b)	1,456,119	91,186,427
Axis Bank Ltd.(a)	19,726,014	171,787,182
Bajaj Auto Ltd.	621,854	26,844,103
Bajaj Consumer Care Ltd.	1,140,302	2,775,358
Bajaj Electricals Ltd.(a)	498,450	7,126,360
Bajaj Finance Ltd.	2,363,692	220,172,608
Bajaj Finserv Ltd.	344,947	79,149,452
Balkrishna Industries Ltd.	810,510	23,447,385
Balrampur Chini Mills Ltd.	1,499,112	6,220,294
Bandhan Bank Ltd.(b)	5,774,633	20,891,205
BASF India Ltd.	122,065	4,406,011
Bata India Ltd.	581,258	14,537,114
Bayer CropScience Ltd./India	124,115	7,598,762
Berger Paints India Ltd.	2,155,795	21,562,895
Bharat Electronics Ltd.	10,608,202	28,766,681
Bharat Forge Ltd.	2,052,035	18,945,285
Bharat Heavy Electricals Ltd.(a)	9,092,993	7,118,843
Bharat Petroleum Corp. Ltd.	7,535,624	37,067,103
Bharti Airtel Ltd.(a)	21,466,952	208,036,521
Biocon Ltd.(a)	3,632,551	17,434,116
Birla Corp. Ltd.	90,820	1,630,355
Birlasoft Ltd.	1,417,551	8,932,852
Blue Dart Express Ltd.	70,540	6,151,830
Security	Shares	Value

India (continued)
Blue Star Ltd.	522,927	$6,612,600
Brigade Enterprises Ltd.	702,185	4,694,626
Brightcom Group Ltd.	2,320,695	4,244,430
Britannia Industries Ltd.	964,836	45,555,011
Can Fin Homes Ltd.	514,467	4,039,612
Canara Bank(a)	3,676,217	9,735,840
Carborundum Universal Ltd.	901,693	11,003,163
Ceat Ltd.	247,350	3,866,893
Central Depository Services India Ltd.	439,646	8,488,717
CESC Ltd.	6,001,594	6,980,859
CG Power and Industrial Solutions Ltd.(a)	4,888,120	9,746,624
Chambal Fertilizers and Chemicals Ltd.	1,809,764	8,746,736
Cholamandalam Financial Holdings Ltd.	931,006	8,655,033
Cholamandalam Investment and Finance Co. Ltd.	3,725,450	27,264,836
Cipla Ltd.	4,169,431	53,863,576
City Union Bank Ltd.	3,802,294	7,308,993
Clean Science and Technology(a)	182,399	5,192,313
Coal India Ltd.	13,090,727	26,454,675
Coforge Ltd.	212,686	15,323,373
Colgate-Palmolive India Ltd.	1,085,149	20,701,722
Computer Age Management Services Ltd.	210,614	8,605,019
Container Corp. of India Ltd.	2,357,094	19,436,826
Coromandel International Ltd.	826,952	8,136,351
CreditAccess Grameen Ltd.(a)	417,191	2,797,521
CRISIL Ltd.	195,907	8,104,523
Crompton Greaves Consumer Electricals Ltd.	4,342,713	25,927,923
Cummins India Ltd.	1,148,814	13,446,540
Cyient Ltd.	979,446	13,181,645
Dabur India Ltd.	5,421,962	42,921,794
Dalmia Bharat Ltd.	698,031	17,385,416
DCB Bank Ltd.(a)	128,174	139,804
Deepak Nitrite Ltd.	651,134	18,351,842
Dhani Services Ltd.(a)	2,506,594	5,505,912
Dilip Buildcon Ltd.(b)	394,917	2,775,139
Divi’s Laboratories Ltd.	1,184,449	76,954,593
Dixon Technologies India Ltd.	285,777	19,279,805
DLF Ltd.	5,525,023	27,519,829
Dr Lal PathLabs Ltd.(b)	265,812	13,410,576
Dr. Reddy’s Laboratories Ltd.	1,008,395	62,858,744
Edelweiss Financial Services Ltd.	4,726,287	4,204,422
Eicher Motors Ltd.	1,212,786	38,179,320
EIH Ltd.(a)	1,671,089	2,674,237
Emami Ltd.	1,815,369	12,755,035
Embassy Office Parks REIT.	3,662,373	17,553,465
Endurance Technologies Ltd.(b)	327,877	7,280,077
Engineers India Ltd.	3,259,403	3,107,847
Escorts Ltd.	682,692	16,788,340
Exide Industries Ltd.	4,613,696	9,978,283
Federal Bank Ltd.	13,754,244	15,860,113
Finolex Cables Ltd.	842,045	6,350,993
Finolex Industries Ltd.	2,123,627	5,986,366
Firstsource Solutions Ltd.	2,325,111	5,247,182
Fortis Healthcare Ltd.(a)	4,544,250	16,991,678
GAIL India Ltd.	14,231,279	24,576,107
Gillette India Ltd.	66,039	4,770,775
GlaxoSmithKline Pharmaceuticals Ltd.	280,325	6,262,621
Glenmark Pharmaceuticals Ltd.	1,393,881	9,716,442
GMM Pfaudler Ltd.	73,683	4,383,546
GMR Infrastructure Ltd.(a)	23,023,078	11,526,532
Godrej Consumer Products Ltd.(a)	3,447,314	42,272,686

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Godrej Industries Ltd.(a)	896,370	$6,798,931
Godrej Properties Ltd.(a)	1,046,259	27,755,152
Granules India Ltd.	1,525,724	6,096,364
Graphite India Ltd.	695,238	3,772,794
Grasim Industries Ltd.	2,595,394	57,474,081
Great Eastern Shipping Co. Ltd. (The)	1,075,656	4,202,136
Grindwell Norton Ltd.	235,674	5,059,061
Gujarat Fluorochemicals Ltd.(a)	282,402	7,390,870
Gujarat Gas Ltd.	1,606,339	14,304,466
Gujarat Pipavav Port Ltd.	3,131,290	4,102,761
Gujarat State Petronet Ltd.	2,454,738	10,245,455
Happiest Minds Technologies Ltd.	592,180	9,494,171
Havells India Ltd.	2,300,937	41,537,128
HCL Technologies Ltd.	9,437,903	142,949,870
HDFC Asset Management Co. Ltd.(b)	467,655	15,624,544
HDFC Life Insurance Co. Ltd.(b)	7,866,101	71,279,065
Hero MotoCorp Ltd.	1,067,343	34,818,439
HFCL Ltd.	4,981,507	4,759,285
Hindalco Industries Ltd.	14,165,717	77,726,324
Hindustan Petroleum Corp. Ltd.	5,832,032	22,915,056
Hindustan Unilever Ltd.	7,147,322	220,539,993
Housing Development Finance Corp. Ltd.	14,842,873	528,301,073
ICICI Bank Ltd.	44,490,117	420,541,093
ICICI Lombard General Insurance Co. Ltd.(b)	1,999,281	38,206,755
ICICI Prudential Life Insurance Co. Ltd.(b)	3,185,985	25,127,068
ICICI Securities Ltd.(b)	815,663	7,942,397
IDFC First Bank Ltd.(a)	22,912,956	13,562,499
IDFC Ltd.(a)	11,648,776	7,744,272
IIFL Wealth Management Ltd.	345,997	6,875,945
India Cements Ltd. (The)	1,792,013	4,380,799
Indiabulls Housing Finance Ltd.	2,584,033	7,850,345
IndiaMART Intermesh Ltd.(b)	113,879	11,312,642
Indian Energy Exchange Ltd.(b)	1,448,641	14,346,561
Indian Hotels Co. Ltd. (The)	6,525,210	15,650,234
Indian Oil Corp. Ltd.	16,371,033	25,829,086
Indian Railway Catering & Tourism Corp.	2,264,196	23,966,788
Indraprastha Gas Ltd.	2,654,618	17,120,016
Indus Towers Ltd.	5,530,807	20,928,436
Info Edge India Ltd.	685,940	52,994,174
Infosys Ltd.	29,469,050	670,302,801
Inox Leisure Ltd.(a)	608,029	3,238,264
Intellect Design Arena Ltd.(a)	761,750	6,281,564
InterGlobe Aviation Ltd.(a)(b)	879,201	22,281,893
Ipca Laboratories Ltd.	626,309	17,480,190
IRB Infrastructure Developers Ltd.(a)	1,406,476	3,841,807
ITC Ltd.	25,883,927	76,054,630
Jindal Steel & Power Ltd.(a)	3,949,277	17,976,018
JK Cement Ltd.	290,504	12,537,911
JM Financial Ltd.	3,935,766	3,723,806
JSW Steel Ltd.	7,588,432	61,199,312
Jubilant Foodworks Ltd.	743,574	36,204,178
Jubilant Pharmova Ltd.	858,815	6,655,342
Just Dial Ltd.(a)	426,686	3,715,015
Jyothy Labs Ltd.	1,571,312	3,233,238
Kajaria Ceramics Ltd.	808,284	12,264,950
Kansai Nerolac Paints Ltd.	800,332	6,349,728
Karur Vysya Bank Ltd. (The)	4,178,949	2,661,233
Kaveri Seed Co. Ltd.	324,458	2,158,423
KEC International Ltd.	1,088,905	6,159,801
KEI Industries Ltd.	742,017	10,910,652
Security	Shares	Value

India (continued)
Kotak Mahindra Bank Ltd.	4,849,198	$126,650,903
KPIT Technologies Ltd.	1,412,278	9,295,543
KPR Mill Ltd.	419,751	2,944,303
L&T Finance Holdings Ltd.(a)	9,307,149	9,305,664
L&T Technology Services Ltd.(b)	265,780	18,636,131
Lakshmi Machine Works Ltd.	49,145	5,560,804
Larsen & Toubro Infotech Ltd.(b)	470,215	42,529,505
Larsen & Toubro Ltd.	6,017,201	141,460,492
Laurus Labs Ltd.(b)	2,930,522	19,800,672
LIC Housing Finance Ltd.	2,686,368	13,300,656
Linde India Ltd.	156,390	5,219,590
Lupin Ltd.	2,011,013	23,658,077
Mahanagar Gas Ltd.	632,176	7,691,352
Mahindra & Mahindra Financial Services Ltd.	5,522,380	11,385,468
Mahindra & Mahindra Ltd.	7,447,509	82,771,726
Mahindra CIE Automotive Ltd.(a)	1,076,698	3,418,485
Manappuram Finance Ltd.	4,912,657	10,677,134
Marico Ltd.	4,762,805	34,134,554
Maruti Suzuki India Ltd.	1,192,081	112,218,875
Max Financial Services Ltd.(a)	1,858,158	23,262,832
Max Healthcare Institute Ltd.(a)	2,066,401	10,462,727
Metropolis Healthcare Ltd.(b)	254,452	11,130,790
Minda Industries Ltd.	696,605	8,386,103
Mindspace Business Parks REIT(b)	1,411,202	5,948,924
Mindtree Ltd.	547,154	31,401,325
Motherson Sumi Systems Ltd.	11,288,466	31,508,206
Motilal Oswal Financial Services Ltd.	371,763	4,675,846
Mphasis Ltd.	780,155	29,904,551
MRF Ltd.	16,975	16,842,310
Multi Commodity Exchange of India Ltd.	211,585	4,506,985
Muthoot Finance Ltd.	1,092,636	20,727,587
Narayana Hrudayalaya Ltd.(a)	496,316	3,938,036
Natco Pharma Ltd.	863,099	9,625,254
National Aluminium Co. Ltd.	11,051,426	12,960,591
Navin Fluorine International Ltd.	302,081	15,038,367
Nestle India Ltd.	299,776	76,358,158
Nippon Life India Asset Management Ltd.(b)	1,508,702	7,345,680
NTPC Ltd.	40,490,690	68,426,862
Nuvoco Vistas Corp. Ltd.(a)	700,374	4,951,848
Oberoi Realty Ltd.(a)	1,030,517	11,397,385
Oil & Natural Gas Corp. Ltd.	22,081,689	41,425,203
Oil India Ltd.	2,727,955	7,663,584
Oracle Financial Services Software Ltd.	137,818	7,758,093
Orient Electric Ltd.	1,066,344	5,517,419
Page Industries Ltd.	49,410	25,251,885
Persistent Systems Ltd.	433,193	23,849,919
Petronet LNG Ltd.	6,548,240	19,154,802
Phoenix Mills Ltd. (The)	673,593	8,520,928
PI Industries Ltd.	761,146	29,019,776
Pidilite Industries Ltd.	1,399,033	41,073,292
Piramal Enterprises Ltd.	897,148	28,820,632
PNB Housing Finance Ltd.(a)(b)	657,547	4,818,789
Polycab India Ltd.	407,313	12,491,497
Power Grid Corp. of India Ltd.	27,276,494	74,988,069
Praj Industries Ltd.	601,607	2,593,668
Prestige Estates Projects Ltd.	1,548,994	8,687,297
Procter & Gamble Health Ltd.	65,652	4,651,571
PVR Ltd.(a)	478,018	8,712,424
Quess Corp. Ltd.(b)	787,809	9,359,022
Radico Khaitan Ltd.	797,631	11,957,675

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Rajesh Exports Ltd.	631,329	$6,430,132
Rallis India Ltd.	1,060,918	3,508,271
Ramco Cements Ltd. (The)	1,077,835	13,512,870
RBL Bank Ltd.(a)(b)	3,862,821	9,370,499
REC Ltd.	8,006,492	14,314,317
Redington India Ltd.	5,323,067	10,413,342
Relaxo Footwears Ltd.	529,227	9,101,781
Reliance Industries Ltd.	24,691,353	789,483,300
Route Mobile Ltd.	246,614	5,944,245
Sanofi India Ltd.	88,796	9,385,883
SBI Cards & Payment Services Ltd.(a)	2,047,416	25,825,689
SBI Life Insurance Co. Ltd.(b)	3,949,013	61,027,363
Schaeffler India Ltd.	77,681	8,030,428
Sheela Foam Ltd.(a)	125,655	5,451,891
Shree Cement Ltd.	97,879	34,021,031
Shriram Transport Finance Co. Ltd.	1,771,809	33,197,149
Siemens Ltd.	658,340	18,838,716
SKF India Ltd.	89,626	4,624,679
Solar Industries India Ltd.	233,084	8,583,192
Sonata Software Ltd.	514,304	6,256,644
SRF Ltd.	1,322,870	35,326,814
State Bank of India	15,702,283	96,059,390
Sterlite Technologies Ltd.	1,726,394	6,339,473
Strides Pharma Science Ltd.	578,654	3,757,869
Sun Pharma Advanced Research Co. Ltd.(a)	1,051,973	3,453,618
Sun Pharmaceutical Industries Ltd.	7,425,908	74,449,295
Sun TV Network Ltd.	732,931	5,085,328
Sundaram Finance Ltd.	550,831	16,586,381
Sundram Fasteners Ltd.	813,779	9,484,820
Sunteck Realty Ltd.	632,293	3,645,577
Supreme Industries Ltd.	575,036	16,611,848
Suven Pharmaceuticals Ltd.	1,176,955	7,633,658
Symphony Ltd.	172,031	2,143,711
Syngene International Ltd.(a)(b)	1,210,090	9,617,409
Tanla Platforms Ltd.	528,578	10,521,054
Tata Chemicals Ltd.	1,467,276	17,025,654
Tata Communications Ltd.	908,911	15,696,211
Tata Consultancy Services Ltd.	7,973,964	374,754,207
Tata Consumer Products Ltd.	5,519,133	57,234,472
Tata Elxsi Ltd.	319,604	24,544,945
Tata Motors Ltd.(a)	14,446,398	88,221,422
Tata Power Co. Ltd. (The)	12,887,903	37,097,575
Tata Steel Ltd.	6,288,429	89,227,959
Tata Teleservices Maharastra Ltd.(a)	138,834	207,921
TeamLease Services Ltd.(a)	115,075	6,545,317
Tech Mahindra Ltd.	5,513,245	112,919,228
Thermax Ltd.	426,375	9,934,700
Titan Co. Ltd.	3,160,399	99,845,100
Torrent Pharmaceuticals Ltd.	457,840	18,512,616
Torrent Power Ltd.	1,677,480	12,308,916
Trent Ltd.	1,653,666	22,332,270
Trident Ltd.	8,750,765	6,054,885
TTK Prestige Ltd.	59,692	7,923,558
Tube Investments of India Ltd.	859,209	18,604,093
TV18 Broadcast Ltd.(a)	5,860,912	3,214,002
TVS Motor Co. Ltd.	1,631,640	14,904,639
UltraTech Cement Ltd.	924,858	91,334,533
United Spirits Ltd.(a)	2,707,923	31,817,807
UPL Ltd.	4,503,797	40,914,029
UTI Asset Management Co. Ltd.	356,501	5,197,436
Security	Shares	Value

India (continued)
Vardhman Textiles Ltd.	198,032	$5,354,328
Varun Beverages Ltd.	1,380,257	16,362,080
Vedanta Ltd.	10,492,076	46,989,342
V-Guard Industries Ltd.	1,899,910	6,190,676
Vinati Organics Ltd.	283,009	7,100,721
VIP Industries Ltd.(a)	507,678	3,782,072
V-Mart Retail Ltd.(a)	116,128	6,089,980
Vodafone Idea Ltd.(a)	81,106,208	11,943,692
Voltas Ltd.	1,969,155	31,443,952
Welspun India Ltd.	3,516,459	6,468,097
Westlife Development Ltd.(a)	479,964	3,508,447
Whirlpool of India Ltd.	272,391	7,400,525
Wipro Ltd.	11,977,216	100,950,141
Yes Bank Ltd., (Acquired 03/16/20, Cost: $35,983,750)(f)	12,578,231	1,802,699
Yes Bank Ltd.(a)	81,440,050	13,386,786
Zee Entertainment Enterprises Ltd.	7,565,581	32,633,412
Zensar Technologies Ltd.	775,436	4,607,577
Zomato Ltd.(a)	13,471,726	27,345,887
		10,148,918,840

Indonesia — 1.5%
Ace Hardware Indonesia Tbk PT	85,128,900	7,749,517
Adaro Energy Tbk PT.	130,138,000	15,506,008
AKR Corporindo Tbk PT	20,782,500	5,754,079
Aneka Tambang Tbk.	77,822,843	12,492,148
Astra Agro Lestari Tbk PT.	6,098,700	4,244,702
Astra International Tbk PT	174,712,400	70,448,625
Bank Aladin Syariah Tbk PT(a)	45,399,700	8,875,487
Bank BTPN Syariah Tbk PT.	25,177,300	6,269,949
Bank Central Asia Tbk PT.	477,499,200	242,630,692
Bank Mandiri Persero Tbk PT	161,560,900	78,870,709
Bank Negara Indonesia Persero Tbk PT	65,494,200	31,000,329
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	32,823,200	3,116,743
Bank Rakyat Indonesia Persero Tbk PT	588,460,195	167,674,082
Bank Tabungan Negara Persero Tbk PT(a)	47,579,576	5,668,286
Barito Pacific Tbk PT	250,616,900	16,098,742
Berkah Beton Sadaya Tbk(a)	17,056,400	4,727,799
BFI Finance Indonesia Tbk PT	68,546,700	4,666,297
Bintang Oto Global Tbk PT(a)	23,176,000	2,249,741
Bukit Asam Tbk PT	36,635,700	6,659,803
Bumi Serpong Damai Tbk PT(a)	87,023,900	6,584,948
Charoen Pokphand Indonesia Tbk PT	66,848,800	28,279,641
Ciputra Development Tbk PT	109,886,527	8,048,488
Digital Mediatama Maxima Tbk(a)	23,116,100	4,470,700
Gudang Garam Tbk PT	3,875,500	8,499,657
Hanson International Tbk PT(a)(d)	783,666,700	1
Indah Kiat Pulp & Paper Tbk PT.	25,109,700	13,208,821
Indo Tambangraya Megah Tbk PT.	2,886,100	4,342,500
Indocement Tunggal Prakarsa Tbk PT	13,629,600	10,047,941
Indofood CBP Sukses Makmur Tbk PT	20,028,700	11,800,360
Indofood Sukses Makmur Tbk PT	38,229,000	16,792,617
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT	46,928,000	5,244,387
Jasa Marga Persero Tbk PT(a)	22,218,980	6,300,083
Kalbe Farma Tbk PT	179,553,900	20,052,790
Medco Energi Internasional Tbk PT(a)	101,578,780	3,371,014
Media Nusantara Citra Tbk PT	60,341,900	4,035,165
Merdeka Copper Gold Tbk PT(a)	96,375,600	24,588,508
Mitra Adiperkasa Tbk PT(a)	97,003,300	5,011,865

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Pabrik Kertas Tjiwi Kimia Tbk PT	13,409,600	$7,172,245
Pakuwon Jati Tbk PT(a)	185,521,300	6,363,167
Panin Financial Tbk PT(a)	205,941,500	2,559,441
Perusahaan Gas Negara Tbk PT(a)	99,074,700	10,370,937
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	37,541,800	3,241,399
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
PP Persero Tbk PT(a)	35,707,250	2,811,169
Sarana Menara Nusantara Tbk PT	206,166,200	16,677,745
Semen Indonesia Persero Tbk PT.	26,278,400	14,641,736
Smartfren Telecom Tbk PT(a)	878,651,400	5,387,017
Sugih Energy Tbk PT(a)(d)	27,492,211	19
Summarecon Agung Tbk PT(a)	121,791,241	7,384,017
Surya Citra Media Tbk PT(a)	260,255,900	6,220,136
Telkom Indonesia Persero Tbk PT.	424,576,900	118,213,048
Tower Bersama Infrastructure Tbk PT	76,129,400	16,070,752
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT(a)	7,297,800	4,356,515
Unilever Indonesia Tbk PT	61,907,700	19,396,807
United Tractors Tbk PT	14,596,500	21,712,270
Waskita Beton Precast Tbk PT(a)	11,534,700	102,108
Waskita Karya Persero Tbk PT(a)	52,081,600	2,872,764
Wijaya Karya Persero Tbk PT(a)	40,114,423	3,239,026
XL Axiata Tbk PT	35,905,600	7,693,710
		1,151,869,252

Kuwait — 0.6%
Agility Public Warehousing Co. KSC.	11,026,374	33,741,652
Boubyan Bank KSCP(a)	11,809,055	29,626,791
Boubyan Petrochemicals Co. KSCP	3,905,373	10,716,679
Gulf Bank KSCP	13,062,126	10,536,062
Humansoft Holding Co. KSC	901,052	9,531,790
Kuwait Finance House KSCP	41,090,168	107,523,257
Kuwait International Bank KSCP(a)	8,342,567	5,653,641
Mabanee Co. KPSC	5,141,711	13,257,966
Mobile Telecommunications Co. KSCP	19,515,615	36,730,839
National Bank of Kuwait SAKP	59,450,069	193,865,201
National Industries Group Holding SAK(a)	15,195,278	12,808,288
National Real Estate Co. KPSC(a)	7,064,756	4,997,877
Qurain Petrochemical Industries Co.	5,864,375	6,466,748
Shamal Az-Zour Al-Oula for the First Phase of
Az-Zour Power Plant KSC.	5,781,444	4,438,773
Warba Bank KSCP(a)	10,473,491	9,153,243
		489,048,807

Malaysia — 1.6%
AEON Credit Service M Bhd(c)	2,331,600	7,141,788
Alliance Bank Malaysia Bhd	10,723,700	7,334,537
AMMB Holdings Bhd(a)	14,291,300	10,723,141
Axiata Group Bhd	23,962,400	22,190,042
Berjaya Sports Toto Bhd	7,690,122	3,451,105
Bermaz Auto Bhd	9,661,100	3,418,031
British American Tobacco Malaysia Bhd	1,433,800	4,718,620
Bursa Malaysia Bhd	5,634,500	8,633,324
Carlsberg Brewery Malaysia Bhd(c)	1,583,500	7,469,037
CIMB Group Holdings Bhd(c)	56,677,600	69,639,753
CTOS Digital BHD	8,972,400	3,962,641
D&O Green Technologies Bhd	5,387,900	7,418,639
Dialog Group Bhd	34,161,696	20,738,595
DiGi.Com Bhd(c)	27,479,600	27,208,817
DRB-Hicom Bhd	9,537,000	3,487,351
Security	Shares	Value

Malaysia (continued)
Fraser & Neave Holdings Bhd(c)	1,326,400	$8,098,712
Frontken Corp. Bhd(c)	11,924,100	10,642,979
Gamuda Bhd(a)	15,897,400	11,060,046
Genting Bhd	18,598,200	19,430,626
Genting Malaysia Bhd(c)	26,620,100	17,496,703
Genting Plantations Bhd	4,601,700	7,364,468
Greatech Technology Bhd(a)(c)	3,911,000	6,489,339
HAP Seng Consolidated Bhd	5,766,800	10,406,668
Hartalega Holdings Bhd	14,695,200	22,645,577
Hong Leong Bank Bhd	5,787,100	24,844,062
Hong Leong Financial Group Bhd	2,437,500	9,948,395
Hong Seng Consolidated BHD(a)	12,054,600	9,102,132
IGB REIT	14,718,600	5,731,569
IHH Healthcare Bhd	17,671,800	27,610,221
IJM Corp. Bhd	25,059,700	10,454,551
Inari Amertron Bhd	24,226,300	24,062,730
IOI Corp. Bhd	20,804,200	18,160,666
Kossan Rubber Industries Bhd	12,414,200	6,337,535
KPJ Healthcare Bhd	33,885,800	8,287,397
Kuala Lumpur Kepong Bhd(c)	3,818,700	19,077,632
Lotte Chemical Titan Holding Bhd(b)	5,013,900	2,530,296
Magnum Bhd	10,440,386	4,660,555
Mah Sing Group Bhd(c)	13,092,723	2,300,514
Malayan Banking Bhd	36,253,400	68,677,016
Malaysia Airports Holdings Bhd(a)	9,619,300	13,087,638
Malaysia Building Society Bhd	30,435,800	4,255,708
Malaysian Pacific Industries Bhd	970,500	11,624,733
Malaysian Resources Corp. Bhd	29,462,900	2,378,579
Maxis Bhd	20,628,300	22,868,470
Mega First Corp Bhd	6,879,400	5,731,872
MISC Bhd	11,188,100	17,636,476
My EG Services Bhd	52,861,900	13,903,602
Nestle Malaysia Bhd	542,300	17,192,139
Padini Holdings Bhd	3,617,300	2,394,753
Pentamaster Corp. Bhd	7,075,900	9,590,996
Petronas Chemicals Group Bhd	21,506,400	43,406,007
Petronas Dagangan Bhd	2,555,800	12,076,557
Petronas Gas Bhd	6,779,500	27,076,146
PPB Group Bhd	5,946,920	25,163,033
Press Metal Aluminium Holdings Bhd	28,243,300	35,878,346
Public Bank Bhd	124,983,700	116,926,458
QL Resources Bhd	10,728,843	11,591,176
RHB Bank Bhd	13,860,266	17,367,892
Scientex Bhd	8,605,800	9,195,322
Serba Dinamik Holdings Bhd	33,894,920	2,816,864
Sime Darby Bhd	23,360,000	12,147,311
Sime Darby Plantation Bhd	17,694,100	15,479,852
Sime Darby Property Bhd	34,717,300	5,234,592
SKP Resources Bhd	11,105,625	4,957,763
SP Setia Bhd Group(a)(c)	19,403,500	5,886,501
Sunway Construction Group Bhd	6,888,270	2,682,361
Sunway REIT	21,007,700	7,125,349
Supermax Corp. Bhd	14,617,013	6,524,987
Telekom Malaysia Bhd	9,755,800	12,884,990
Tenaga Nasional Bhd	17,933,000	39,309,102
TIME dotCom Bhd	11,823,500	12,717,667
Top Glove Corp. Bhd(c)	46,171,800	32,122,373
UMW Holdings Bhd	3,239,800	2,369,366
UWC BHD	3,727,100	5,221,563
ViTrox Corp. Bhd	2,023,100	9,870,183

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
VS Industry Bhd	29,494,850	$10,087,246
Westports Holdings Bhd	8,954,000	8,610,638
Yinson Holdings Bhd	5,989,700	8,078,237
		1,186,428,658

Mexico — 1.8%
Alfa SAB de CV, Class A	25,635,700	18,327,867
Alsea SAB de CV(a)	5,007,095	8,567,579
America Movil SAB de CV, Series L, NVS	293,911,772	257,828,165
Arca Continental SAB de CV	3,317,838	20,234,286
Banco del Bajio SA(b)	6,982,697	11,733,080
Becle SAB de CV	4,576,475	10,481,552
Bolsa Mexicana de Valores SAB de CV	4,625,178	7,799,764
Cemex SAB de CV, NVS(a)	132,852,883	82,403,794
Coca-Cola Femsa SAB de CV	4,062,500	19,952,052
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	7,278,659	10,882,771
Corp Inmobiliaria Vesta SAB de CV	5,101,200	8,716,706
Fibra Uno Administracion SA de CV	28,670,600	26,340,717
Fomento Economico Mexicano SAB de CV	16,627,045	118,213,502
GCC SAB de CV(c)	1,773,457	12,365,608
Genomma Lab Internacional SAB de CV, Class B(a)(c)	8,080,624	6,764,473
Gentera SAB de CV(a)	10,129,992	5,144,718
Gruma SAB de CV, Class B	1,697,010	20,569,890
Grupo Aeroportuario del Centro Norte SAB de CV(a)	2,441,552	13,861,935
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,286,500	37,963,539
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,810,735	33,172,952
Grupo Bimbo SAB de CV, Series A	13,454,102	35,275,253
Grupo Carso SAB de CV, Series A1	4,159,236	12,098,009
Grupo Comercial Chedraui SA de CV(c)	3,686,159	6,621,935
Grupo Financiero Banorte SAB de CV, Class O	22,322,778	133,390,115
Grupo Financiero Inbursa SAB de CV, Class O(a)	19,569,942	18,883,157
Grupo Herdez SAB de CV	3,037,300	5,324,571
Grupo Mexico SAB de CV, Series B	26,979,220	112,886,819
Grupo Televisa SAB, CPO(c)	20,964,156	38,726,371
Industrias Penoles SAB de CV	1,228,920	15,066,843
Kimberly-Clark de Mexico SAB de CV, Class A	12,368,675	19,421,863
La Comer SAB de CV(c)	5,616,896	9,000,655
Macquarie Mexico Real Estate Management SA de CV(b)	9,640,000	11,113,480
Megacable Holdings SAB de CV, CPO	2,817,177	7,809,397
Nemak SAB de CV(a)(b)	13,511,224	3,686,168
Orbia Advance Corp. SAB de CV	9,372,483	21,828,695
PLA Administradora Industrial S. de RL de CV(c)	7,735,849	9,275,443
Prologis Property Mexico SA de CV	3,842,958	8,643,855
Promotora y Operadora de Infraestructura SAB de CV	1,761,860	12,115,484
Qualitas Controladora SAB de CV	1,748,678	7,635,710
Regional SAB de CV	2,031,447	9,636,880
Telesites SAB de CV(c)	12,821,995	11,349,491
Wal-Mart de Mexico SAB de CV	44,354,696	139,378,310
		1,380,493,454

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR(a)	1,914,245	13,993,131
Credicorp Ltd.	572,145	67,513,110
Intercorp Financial Services Inc.	273,099	7,919,871
Security	Shares	Value

Peru (continued)
Southern Copper Corp.	735,442	$43,023,357
		132,449,469

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	17,836,010	17,381,127
AC Energy Corp.	57,540,600	12,881,968
Alliance Global Group Inc.	38,595,900	8,675,036
Ayala Corp.	2,466,835	40,819,397
Ayala Land Inc.	69,574,840	47,540,102
Bank of the Philippine Islands	15,384,193	27,825,712
BDO Unibank Inc.	17,622,876	43,303,856
Bloomberry Resorts Corp.(a)	41,773,800	6,458,627
Cebu Air Inc.(a)	2,818,330	2,584,127
Cosco Capital Inc.	31,920,200	3,218,311
D&L Industries Inc.	31,915,800	5,512,067
DMCI Holdings Inc.	31,168,600	5,035,475
DoubleDragon Corp.	104,700	15,876
Filinvest Land Inc.	109,766,000	2,439,971
Globe Telecom Inc.	283,255	18,450,787
GT Capital Holdings Inc.	861,760	9,722,752
International Container Terminal Services Inc.	9,366,870	36,790,783
JG Summit Holdings Inc.	27,315,261	30,657,498
Jollibee Foods Corp.	3,981,090	18,568,148
Manila Electric Co.	1,813,190	10,348,033
Manila Water Co. Inc.	11,805,100	5,623,150
Megaworld Corp.	107,151,200	6,669,536
Metro Pacific Investments Corp.	130,860,800	10,510,274
Metropolitan Bank & Trust Co.	14,951,373	14,793,282
Monde Nissin Corp.(a)(b)	38,569,600	12,862,380
PLDT Inc.	712,120	23,744,400
Puregold Price Club Inc.	9,076,350	7,394,744
Robinsons Land Corp.	21,533,413	7,763,238
Security Bank Corp.	2,987,730	6,801,104
Semirara Mining & Power Corp.	10,360,700	4,698,660
SM Investments Corp.	2,148,542	41,789,643
SM Prime Holdings Inc.	88,686,196	65,748,158
Universal Robina Corp.	7,938,510	20,955,083
Vista Land & Lifescapes Inc.	48,145,300	3,654,261
Wilcon Depot Inc.	13,466,200	8,525,787
		589,763,353

Poland — 0.8%
Alior Bank SA(a)	985,424	13,808,583
Allegro.eu SA(a)(b)(c)	3,072,166	29,444,832
AmRest Holdings SE(a)(c)	735,147	5,071,539
Asseco Poland SA	560,777	12,002,574
Bank Millennium SA(a)(c)	6,469,803	13,039,444
Bank Polska Kasa Opieki SA	1,595,016	46,059,495
Budimex SA	125,786	6,661,096
CCC SA(a)(c)	347,482	8,655,520
CD Projekt SA(c)	589,546	26,233,304
Cyfrowy Polsat SA	2,371,976	20,259,281
Dino Polska SA(a)(b)(c)	436,262	36,135,648
Enea SA(a)	2,588,458	5,554,671
Eurocash SA	897,102	2,382,982
Grupa Azoty SA(a)	446,385	3,838,702
Grupa Lotos SA(a)	805,061	10,551,989
Jastrzebska Spolka Weglowa SA(a)(c)	627,394	6,271,305
KGHM Polska Miedz SA	1,231,670	42,283,876
KRUK SA	167,415	13,736,574
LPP SA	10,834	35,293,855

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
mBank SA(a)	148,777	$17,592,342
Mercator Medical SA(a)(c)	9,839	323,639
Orange Polska SA(a)	5,632,086	11,703,802
PGE Polska Grupa Energetyczna SA(a)	7,266,680	14,658,356
Polski Koncern Naftowy ORLEN SA	2,521,008	44,019,015
Polskie Gornictwo Naftowe i Gazownictwo SA	14,759,089	19,903,321
Powszechna Kasa Oszczednosci Bank Polski SA(a)	7,597,714	80,296,597
Powszechny Zaklad Ubezpieczen SA	5,073,367	44,240,915
Santander Bank Polska SA	303,317	26,938,910
Tauron Polska Energia SA(a)(c)	10,176,376	7,112,564
TEN Square Games SA	44,845	3,825,839
Warsaw Stock Exchange	429,107	4,450,710
		612,351,280

Qatar — 0.8%
Al Meera Consumer Goods Co. QSC	1,194,092	6,285,381
Barwa Real Estate Co.	14,788,442	12,466,883
Commercial Bank PSQC (The)	17,902,002	31,980,067
Doha Bank QPSC	13,618,962	11,328,706
Gulf International Services QSC(a)	8,974,283	4,459,978
Industries Qatar QSC	14,374,369	56,923,536
Masraf Al Rayan QSC	31,392,113	41,523,959
Medicare Group	1,730,826	3,965,237
Mesaieed Petrochemical Holding Co.	40,260,068	22,745,368
Ooredoo QPSC	6,593,940	12,228,984
Qatar Aluminum Manufacturing Co.	29,704,387	14,663,432
Qatar Electricity & Water Co. QSC	4,350,715	19,578,574
Qatar Fuel QSC	3,674,973	18,241,561
Qatar Gas Transport Co. Ltd.	20,401,134	18,339,449
Qatar Insurance Co. SAQ(a)	14,598,179	9,953,485
Qatar International Islamic Bank QSC	6,802,987	17,273,717
Qatar Islamic Bank SAQ	10,190,756	47,804,779
Qatar National Bank QPSC	38,700,920	204,661,223
Qatar National Cement Co. QSC	2,737,153	3,816,158
Qatar Navigation QSC	3,854,782	7,863,898
United Development Co. QSC	18,254,179	7,584,630
Vodafone Qatar QSC	22,040,379	9,641,839
		583,330,844

Russia — 3.3%
Aeroflot PJSC(a)	12,792,237	10,430,217
Alrosa PJSC	22,559,740	39,218,028
Credit Bank of Moscow PJSC(a)	133,091,431	12,024,219
Detsky Mir PJSC(b)	5,655,586	10,567,000
Federal Grid Co. Unified Energy System PJSC	1,641,637,500	3,714,142
Gazprom PJSC	102,222,420	458,698,233
Inter RAO UES PJSC	282,481,005	16,304,794
LSR Group PJSC	501,640	5,054,507
LUKOIL PJSC	3,584,147	315,780,735
Magnit PJSC, GDR(e)	2,890,690	44,564,065
Mail.Ru Group Ltd., GDR(a)	963,255	16,286,249
MMC Norilsk Nickel PJSC	543,203	157,429,599
Mobile TeleSystems PJSC, ADR	3,957,299	31,697,965
Moscow Exchange MICEX-RTS PJSC	12,666,931	25,892,890
Novatek PJSC, GDR(e)	787,578	171,810,299
Novolipetsk Steel PJSC	12,719,118	37,042,423
OGK-2 PJSC	321,330,000	2,604,919
PhosAgro PJSC, GDR(e)	1,231,645	27,170,089
Polymetal International PLC	3,033,738	56,775,841
Polyus PJSC	289,679	56,465,730
Security	Shares	Value

Russia (continued)
Rosneft Oil Co. PJSC	9,836,647	$74,836,930
Rostelecom PJSC	8,144,021	9,314,531
Sberbank of Russia PJSC	92,868,490	396,267,972
Segezha Group PJSC(a)(b)	33,678,500	4,821,976
Severstal PAO	1,824,956	38,697,104
Sistema PJSFC, GDR(e)	1,540,266	10,201,490
Sovcomflot OAO	4,500,300	4,877,517
Surgutneftegas PJSC	61,325,625	30,398,533
Tatneft PJSC	11,923,955	76,274,526
TCS Group Holding PLC, GDR.	1,057,646	103,230,698
Unipro PJSC	161,551,082	5,948,953
United Co. RUSAL International PJSC(a)	26,089,410	24,368,168
VTB Bank PJSC	27,017,724,000	17,354,471
X5 Retail Group NV, GDR.	1,051,347	29,522,813
Yandex NV, Class A(a)	2,666,486	192,855,585
		2,518,503,211

Saudi Arabia — 3.1%
Abdullah Al Othaim Markets Co.	397,923	11,327,459
Advanced Petrochemical Co.	963,732	17,564,796
Al Hammadi Co. for Development and Investment	734,395	7,634,451
Al Rajhi Bank	10,599,886	372,437,983
Aldrees Petroleum and Transport Services Co.	544,386	9,504,554
Alinma Bank	8,525,636	51,768,309
Almarai Co. JSC	2,104,284	26,839,212
Alujain Holding	411,492	6,306,259
Arab National Bank	5,326,920	31,067,547
Arabian Cement Co./Saudi Arabia	624,944	6,163,484
Arriyadh Development Co.	1,456,956	10,136,089
Bank AlBilad(a)	3,346,621	38,150,802
Bank Al-Jazira	3,306,114	15,972,740
Banque Saudi Fransi	5,273,477	56,507,564
Bupa Arabia for Cooperative Insurance Co.	551,111	19,831,535
City Cement Co.	1,093,543	6,593,438
Co for Cooperative Insurance (The)	570,408	11,748,796
Dallah Healthcare Co.	418,423	8,318,786
Dar Al Arkan Real Estate Development Co.(a)	4,007,204	9,757,868
Dr Sulaiman Al Habib Medical Services Group Co.	465,469	20,351,497
Eastern Province Cement Co.	605,956	6,985,712
Emaar Economic City(a)	3,919,503	11,575,886
Etihad Etisalat Co.	3,234,123	27,068,841
Fawaz Abdulaziz Al Hokair & Co.(a)	835,723	3,702,345
Herfy Food Services Co.	412,473	7,142,715
Jarir Marketing Co.	503,689	24,832,446
Leejam Sports Co. JSC	314,195	8,753,304
Mobile Telecommunications Co.(a)	3,684,278	12,039,996
Mouwasat Medical Services Co.	462,126	20,959,267
National Agriculture Development Co. (The)(a)	685,271	5,507,229
National Gas & Industrialization Co.	94,143	1,400,250
National Industrialization Co.(a)	3,202,684	17,048,783
National Medical Care Co.	280,268	4,616,457
National Petrochemical Co.	496,759	5,296,503
Qassim Cement Co. (The)	497,744	9,698,552
Rabigh Refining & Petrochemical Co.(a)	2,071,631	12,096,524
Riyad Bank	11,914,286	88,922,062
SABIC Agri-Nutrients Co.	1,863,994	85,696,382
Sahara International Petrochemical Co.	3,323,211	34,059,458
Saudi Airlines Catering Co.(a)	573,307	12,318,893
Saudi Arabian Mining Co.(a)	3,808,408	72,582,677
Saudi Arabian Oil Co.(b)	18,179,457	167,776,244
Saudi Basic Industries Corp.	7,771,219	223,338,539

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi British Bank (The)	7,109,208	$56,634,347
Saudi Cement Co.	650,415	9,626,678
Saudi Ceramic Co.	191,558	2,665,350
Saudi Electricity Co.	7,142,888	44,852,748
Saudi Ground Services Co.(a)	732,104	6,029,964
Saudi Industrial Investment Group.	2,031,227	16,378,243
Saudi Kayan Petrochemical Co.(a)	6,599,342	29,185,815
Saudi National Bank (The)	19,034,658	306,454,138
Saudi Pharmaceutical Industries & Medical Appliances Corp.	786,418	7,821,989
Saudi Real Estate Co.(a)	824,255	4,574,312
Saudi Research & Media Group(a)	345,109	14,630,175
Saudi Telecom Co.	5,146,351	152,267,022
Saudia Dairy & Foodstuff Co.	189,339	8,212,419
Savola Group (The)	2,168,567	17,954,889
Seera Group Holding(a)	1,790,214	8,694,829
Southern Province Cement Co.	604,759	10,639,219
United Electronics Co.	340,044	11,420,606
United International Transportation Co.	680,950	8,237,653
Yamama Cement Co.(a)	1,255,016	8,480,290
Yanbu Cement Co.	895,167	8,255,885
Yanbu National Petrochemical Co.	2,280,615	38,723,525
		2,373,142,330

South Africa — 3.2%
Absa Group Ltd.	6,204,478	52,095,407
Adcock Ingram Holdings Ltd.	706,913	1,971,935
AECI Ltd.	1,221,331	8,686,204
African Rainbow Minerals Ltd.	1,042,826	13,507,236
Alexander Forbes Group Holdings Ltd.	6,245,644	1,763,153
Anglo American Platinum Ltd.	470,512	49,908,490
AngloGold Ashanti Ltd.	3,570,707	76,328,473
Aspen Pharmacare Holdings Ltd.	3,341,910	49,988,871
Astral Foods Ltd.	444,101	4,751,783
AVI Ltd.	2,378,096	12,065,002
Barloworld Ltd.	1,610,846	15,313,418
Bid Corp. Ltd.	2,874,952	55,127,498
Bidvest Group Ltd. (The)	2,384,666	27,107,678
Capitec Bank Holdings Ltd.	693,851	79,527,845
Clicks Group Ltd.	2,127,554	37,922,764
Coronation Fund Managers Ltd.	2,721,299	9,345,322
DataTec Ltd.	1,927,737	4,545,120
Dis-Chem Pharmacies Ltd.(b)	3,321,959	7,247,531
Discovery Ltd.(a)(c)	3,658,795	30,659,805
Distell Group Holdings Ltd.(a)	901,382	9,119,146
DRDGOLD Ltd.(c)	4,548,045	4,199,660
Equites Property Fund Ltd.	4,928,056	6,472,624
Exxaro Resources Ltd.	2,204,780	21,044,178
FirstRand Ltd.	42,795,436	149,660,184
Fortress REIT Ltd., Series A(c)	11,592,709	9,169,210
Foschini Group Ltd. (The)(a)(c)	2,878,535	21,884,467
Gold Fields Ltd.	7,676,217	88,353,180
Growthpoint Properties Ltd.	28,853,853	24,218,732
Harmony Gold Mining Co. Ltd.	4,811,489	20,602,398
Impala Platinum Holdings Ltd.	7,047,170	88,261,415
Imperial Logistics Ltd.	1,619,873	6,393,941
Investec Ltd.	2,838,754	14,412,410
JSE Ltd.	919,182	6,270,132
KAP Industrial Holdings Ltd.	27,853,072	7,442,663
Kumba Iron Ore Ltd.	555,410	15,724,167
Liberty Holdings Ltd.(a)	1,326,656	7,327,679
Security	Shares	Value

South Africa (continued)
Life Healthcare Group Holdings Ltd.(a)(c)	11,565,407	$17,015,437
Massmart Holdings Ltd.(a)(c)	1,092,989	4,186,412
Momentum Metropolitan Holdings(c)	8,482,663	9,610,663
Motus Holdings Ltd.	1,613,665	10,774,676
Mr. Price Group Ltd.	2,189,651	27,396,451
MTN Group Ltd.(a)	14,712,081	148,403,533
MultiChoice Group	3,388,834	26,209,398
Naspers Ltd., Class N	1,872,131	289,352,236
Nedbank Group Ltd.	3,832,142	39,798,379
NEPI Rockcastle PLC	3,654,261	22,665,379
Netcare Ltd.(a)	9,891,328	8,942,930
Ninety One Ltd.	1,484,452	4,918,618
Northam Platinum Holdings Ltd.(a)	3,160,270	44,146,419
Oceana Group Ltd.	786,058	2,915,902
Old Mutual Ltd.	41,089,250	31,388,519
Pepkor Holdings Ltd.(a)(b)	11,110,655	15,319,501
Pick n Pay Stores Ltd.	2,868,502	9,589,327
PSG Group Ltd.	1,571,220	7,944,515
Rand Merchant Investment Holdings Ltd.	6,800,742	17,894,439
Redefine Properties Ltd.(a)	49,852,910	15,672,087
Reinet Investments SCA	1,346,464	22,302,794
Remgro Ltd.	4,365,118	34,448,891
Resilient REIT Ltd.	3,203,419	11,252,752
Reunert Ltd.	1,767,414	5,389,474
Royal Bafokeng Platinum Ltd.	1,562,313	14,400,194
Sanlam Ltd.	15,755,866	54,880,539
Santam Ltd.	178,855	2,889,343
Sappi Ltd.(a)(c)	5,064,334	14,242,544
Sasol Ltd.(a)	4,930,869	81,050,430
Shoprite Holdings Ltd.	4,291,228	53,194,499
Sibanye Stillwater Ltd.	24,165,875	75,356,035
SPAR Group Ltd. (The)	1,535,524	15,697,969
Standard Bank Group Ltd.	10,985,609	89,231,753
Steinhoff International Holdings NV(a)(c)	39,170,408	5,590,495
Super Group Ltd./South Africa	3,910,008	8,063,393
Telkom SA SOC Ltd.(a)	2,832,115	9,316,332
Thungela Resources Ltd.(a)	1,111,853	5,210,085
Tiger Brands Ltd.	1,347,124	15,180,449
Transaction Capital Ltd.	3,769,978	10,088,039
Truworths International Ltd.	3,565,596	11,146,271
Vodacom Group Ltd.	5,454,870	45,789,355
Vukile Property Fund Ltd.	7,413,747	5,848,892
Wilson Bayly Holmes-Ovcon Ltd.	625,401	4,207,350
Woolworths Holdings Ltd.	8,442,323	27,287,117
		2,414,629,537

South Korea — 12.1%
ABLBio Inc.(a)(c)	291,506	4,666,876
Ace Technologies Corp.(a)(c)	320,413	3,557,300
AfreecaTV Co. Ltd.	88,300	15,084,495
Ahnlab Inc.(c)	79,882	4,409,432
Alteogen Inc.(a)(c)	246,982	14,254,666
Amicogen Inc.(a)(c)	165,832	3,900,756
Amorepacific Corp.(c)	280,672	37,081,238
AMOREPACIFIC Group	242,954	8,433,399
Ananti Inc.(a)(c)	594,387	4,869,450
Aprogen Medicines Inc.(a)	929,104	1,152,635
AptaBio Therapeutics Inc.(a)(c)	163,701	4,496,585
Asiana Airlines Inc.(a)	61,154	931,802
BGF retail Co. Ltd.	77,767	9,501,063
BH Co. Ltd.(c)	255,950	4,542,323

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Binex Co. Ltd.(a)(c)	279,968	$3,640,238
Binggrae Co. Ltd.(c)	66,835	2,846,834
Bioneer Corp.(a)(c)	184,990	7,237,286
BNC Korea Co. Ltd.(a)	199,656	4,025,390
BNK Financial Group Inc.	2,190,431	14,736,484
Boditech Med Inc.	102,544	1,413,815
Boryung Pharmaceutical Co. Ltd.(c)	324,940	3,928,804
Bukwang Pharmaceutical Co. Ltd.(c)	403,247	4,030,106
Cafe24 Corp.(a)(c)	151,415	3,057,486
Cellid Co. Ltd.(a)(c)	71,766	3,139,027
Cellivery Therapeutics Inc.(a)(c)	129,136	4,459,014
Celltrion Healthcare Co. Ltd.(a)	735,331	50,057,292
Celltrion Inc.(a)(c)	830,519	144,566,656
Celltrion Pharm Inc.(a)(c)	142,439	14,345,002
Chabiotech Co. Ltd.(a)(c)	445,795	6,563,865
Cheil Worldwide Inc.	571,389	10,431,833
Chong Kun Dang Pharmaceutical Corp.	64,413	5,781,918
Chongkundang Holdings Corp.	3,319	190,519
Chunbo Co. Ltd.(c)	43,314	12,628,563
CJ CGV Co. Ltd.(a)(c)	238,623	4,496,770
CJ CheilJedang Corp.	71,003	21,161,864
CJ Corp.	122,169	8,223,522
CJ ENM Co. Ltd.	87,814	10,016,627
CJ Logistics Corp.(a)(c)	74,751	7,798,721
CMG Pharmaceutical Co. Ltd.(a)(c)	1,173,505	3,234,843
Com2uSCorp.(c)	72,947	9,514,929
Cosmax Inc.(a)	82,814	6,297,565
CosmoAM&T Co. Ltd.(a)	229,544	8,301,560
Coway Co. Ltd.	454,452	25,929,272
Creative & Innovative System(a)(c)	491,181	5,838,452
CrystalGenomics Inc.(a)	130,917	677,149
CS Wind Corp.(c)	200,456	9,558,867
Cuckoo Holdings Co. Ltd.(c)	88,875	1,352,839
Cuckoo Homesys Co. Ltd.(c)	64,252	2,052,200
Daea TI Co. Ltd.	227,634	971,180
Daeduck Electronics Co. Ltd./New	363,465	6,071,285
Daejoo Electronic Materials Co. Ltd.(c)	119,315	12,243,409
Daesang Corp.	231,879	4,177,874
Daewoo Engineering & Construction Co. Ltd.(a)(c)	1,653,951	7,488,037
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	347,140	6,727,561
Daewoong Co. Ltd.(c)	206,508	5,370,258
Daewoong Pharmaceutical Co. Ltd.	49,482	5,510,090
Daishin Securities Co. Ltd.	410,538	6,462,358
Daou Technology Inc.	281,571	5,103,418
Dawonsys Co. Ltd.	27,073	683,719
DB HiTek Co. Ltd.	324,590	18,179,518
DB Insurance Co. Ltd.	410,537	18,606,239
Devsisters Co. Ltd.(a)(c)	52,482	4,444,557
DGB Financial Group Inc.	1,483,301	11,165,147
Digital Power Communications Co. Ltd.	295,671	3,965,429
DL E&C Co. Ltd.(a)	126,407	11,756,015
DL Holdings Co. Ltd.	103,446	4,863,798
Dong-A Socio Holdings Co. Ltd.	37,645	3,487,647
Dong-A ST Co. Ltd.(c)	70,622	4,056,629
Dongjin Semichem Co. Ltd.(c)	327,258	9,303,616
DongKook Pharmaceutical Co. Ltd.(c)	278,756	4,595,607
Dongkuk Steel Mill Co. Ltd.	601,862	7,161,283
Dongsuh Cos. Inc.	299,679	8,001,157
Dongwon F&B Co. Ltd.(c)	11,785	1,800,209
Security	Shares	Value

South Korea (continued)
Dongwon Industries Co. Ltd.	14,315	$2,534,109
Doosan Bobcat Inc.(a)	441,075	13,427,007
Doosan Co. Ltd.	9,848	899,493
Doosan Fuel Cell Co. Ltd.(a)(c)	359,117	14,933,482
Doosan Heavy Industries & Construction Co. Ltd.(a)(c)	2,619,043	41,938,207
DoubleUGames Co. Ltd.	105,759	4,956,752
Douzone Bizon Co. Ltd.	171,466	10,879,779
Duk San Neolux Co. Ltd.(a)(c)	123,126	5,717,019
Echo Marketing Inc.(c)	193,727	2,694,542
Ecopro BM Co. Ltd.	94,845	43,359,384
Ecopro Co. Ltd.	157,963	17,045,470
Ecopro HN Co. Ltd.(a)(c)	119,962	8,354,907
E-MART Inc.	161,648	19,406,241
Enzychem Lifesciences Corp.(a)(c)	73,322	3,328,425
Eo Technics Co Ltd.	90,673	7,782,904
Eone Diagnomics Genome Center Co. Ltd.(a)	321,280	896,851
Eubiologics Co. Ltd.(a)(c)	292,982	9,372,267
Eugene Corp.	71,089	263,830
Eugene Technology Co. Ltd.(c)	173,002	6,984,041
Eutilex Co. Ltd.(a)	28,513	461,790
F&F Co. Ltd./New(a)	30,633	21,267,261
Fila Holdings Corp.	418,105	12,311,901
Foosung Co. Ltd.(a)(c)	582,386	11,746,008
GC Cell Corp.(c)	85,520	6,741,729
GemVax & Kael Co. Ltd.(a)(c)	326,738	4,338,480
Geneone Life Science Inc.(a)(c)	420,862	10,451,578
Genexine Inc.(a)(c)	169,009	8,110,461
GOLFZON Co. Ltd.	20,353	2,847,604
Grand Korea Leisure Co. Ltd.(a)(c)	361,251	3,555,801
Green Cross Corp.	50,197	9,181,103
Green Cross Holdings Corp.	196,530	4,048,182
GS Engineering & Construction Corp.	495,608	15,298,294
GS Holdings Corp.	379,507	11,954,087
GS Retail Co. Ltd.	324,157	7,692,508
Halla Holdings Corp.	79,719	2,913,500
Hana Financial Group Inc.	2,563,377	85,199,628
Hana Tour Service Inc.(a)(c)	106,609	5,952,816
Hanall Biopharma Co. Ltd.(a)	316,201	5,074,339
Handsome Co. Ltd.	134,237	3,956,812
Hanil Cement Co. Ltd./New	249,949	4,020,244
Hanjin Transportation Co. Ltd.(c)	72,471	1,701,355
Hankook & Co. Co. Ltd.	263,905	3,370,447
Hankook Tire & Technology Co. Ltd.	627,517	20,346,001
Hanmi Pharm Co. Ltd.(c)	55,187	11,702,699
Hanmi Semiconductor Co. Ltd.	282,887	7,730,383
Hanon Systems	1,620,739	17,645,612
Hansae Co. Ltd.(c)	195,240	3,267,989
Hansol Chemical Co. Ltd.	83,983	21,187,820
Hanssem Co. Ltd.(c)	105,643	7,643,429
Hanwha Aerospace Co. Ltd.	315,520	10,798,882
Hanwha Corp.	346,212	8,686,461
Hanwha Investment & Securities Co. Ltd.(a)	1,052,318	4,591,043
Hanwha Life Insurance Co. Ltd.	3,157,106	7,361,323
Hanwha Solutions Corp.(a)	1,051,968	29,316,608
Hanwha Systems Co. Ltd.	562,881	6,677,105
HDC Holdings Co. Ltd.(c)	355,824	2,894,759
HDC Hyundai Development Co-Engineering & Construction, Class E(c)	389,119	6,802,121
Helixmith Co. Ltd.(a)(c)	303,215	6,280,190

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hite Jinro Co. Ltd.	320,483	$7,828,137
HLB Inc.(a)(c)	811,691	24,627,893
HLB Life Science Co. Ltd.(a)(c)	785,046	7,939,180
HMM Co. Ltd.(a)(c)	2,271,550	45,130,716
Hotel Shilla Co. Ltd.(c)	252,272	15,018,567
HS Industries Co. Ltd.	145,807	682,844
Huchems Fine Chemical Corp.(c)	215,107	3,893,635
Hugel Inc.(a)(c)	58,593	6,992,066
Huons Co. Ltd.(c)	95,679	3,640,451
Huons Global Co. Ltd.(c)	71,981	2,343,623
Hwaseung Enterprise Co. Ltd.(c)	207,895	2,628,343
HYBE Co. Ltd.(a)(c)	131,298	40,204,609
Hyosung Advanced Materials Corp.(a)	24,526	12,340,914
Hyosung Chemical Corp.(a)	20,281	4,188,413
Hyosung Corp.	93,990	7,154,973
Hyosung TNC Corp.	22,782	9,618,373
Hyundai Autoever Corp.	60,138	5,653,196
Hyundai Bioscience Co. Ltd.(a)(c)	338,573	8,807,059
Hyundai Construction Equipment Co. Ltd.(a)(c)	133,025	4,024,040
Hyundai Department Store Co. Ltd.	129,545	7,315,029
Hyundai Doosan Infracore Co. Ltd.(a)(c)	500,523	3,127,826
Hyundai Elevator Co. Ltd.	250,668	8,282,491
Hyundai Engineering & Construction Co. Ltd.	644,723	23,953,588
Hyundai Glovis Co. Ltd.	159,390	19,506,436
Hyundai Greenfood Co. Ltd.	700,243	4,699,770
Hyundai Heavy Industries Holdings Co. Ltd.	405,356	18,055,416
Hyundai Home Shopping Network Corp.	56,405	2,906,053
Hyundai Marine & Fire Insurance Co. Ltd.	478,129	9,245,914
Hyundai Mipo Dockyard Co. Ltd.(a)(c)	217,641	12,615,534
Hyundai Mobis Co. Ltd.	563,734	104,626,605
Hyundai Motor Co.	1,197,657	196,755,907
Hyundai Rotem Co. Ltd.(a)(c)	618,086	9,791,669
Hyundai Steel Co.	751,690	23,396,674
Hyundai Wia Corp.	145,794	8,772,281
Iljin Materials Co. Ltd.(c)	205,680	22,169,683
Ilyang Pharmaceutical Co. Ltd.(c)	134,368	3,038,108
Industrial Bank of Korea	1,926,510	16,686,406
Innocean Worldwide Inc.	89,478	3,883,143
Innox Advanced Materials Co. Ltd.(a)(c)	173,690	5,526,425
iNtRON Biotechnology Inc.(a)(c)	274,533	5,341,597
IS Dongseo Co. Ltd.	164,254	5,587,336
ITM Semiconductor Co. Ltd.(c)	87,973	2,994,769
JB Financial Group Co. Ltd.	1,166,649	7,878,587
JW Pharmaceutical Corp.(c)	174,645	3,113,382
JYP Entertainment Corp.	261,825	9,970,138
Kakao Corp.	2,693,889	275,611,582
Kakao Games Corp.(a)	256,508	21,291,093
KakaoBank Corp.(a)(c)	637,893	35,226,686
Kangwon Land Inc.(a)(c)	842,204	15,615,106
KB Financial Group Inc.	3,384,518	150,417,783
KCC Corp.	43,531	10,065,476
KCC Glass Corp.	99,528	4,422,351
KEPCO Engineering & Construction Co. Inc.(c)	128,745	9,067,625
KEPCO Plant Service & Engineering Co. Ltd.	220,134	7,167,641
Kginicis Co. Ltd.	233,305	3,153,247
KH FEELUX Co. Ltd.(a)	514,088	1,093,128
Kia Corp.	2,259,465	147,880,456
KIWOOM Securities Co. Ltd.	113,390	9,289,684
KMW Co. Ltd.(a)(c)	242,034	7,406,153
Koentec Co. Ltd.	15,133	105,849
Security	Shares	Value

South Korea (continued)
Koh Young Technology Inc.	531,755	$8,795,428
Kolmar BNH Co. Ltd.(c)	122,397	3,018,346
Kolmar Korea Co. Ltd.(c)	147,315	4,578,605
Kolon Industries Inc.	159,009	9,448,829
Komipharm International Co. Ltd.(a)(c)	381,883	2,621,969
KONA I Co. Ltd.(a)(c)	117,732	2,478,809
Korea Aerospace Industries Ltd.	624,115	14,292,039
Korea Electric Power Corp.	2,087,765	36,446,453
Korea Investment Holdings Co. Ltd.	357,300	22,585,807
Korea Line Corp.(a)	1,336,730	2,551,648
Korea Petrochemical Ind. Co Ltd.(c)	30,436	4,366,968
Korea REIT & Trust Co. Ltd.	2,078,661	4,473,711
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	333,916	24,566,315
Korea United Pharm Inc.(c)	102,907	4,220,958
Korea Zinc Co. Ltd.	74,594	31,068,528
Korean Air Lines Co. Ltd.(a)	1,475,725	32,796,373
Korean Reinsurance Co.	827,059	6,467,777
Krafton Inc.(a)	127,416	53,952,562
KT Skylife Co. Ltd.	269,706	1,957,026
KT&G Corp.	926,828	63,884,492
Kuk-Il Paper Manufacturing Co. Ltd.(a)(c)	1,045,698	3,315,994
Kumho Petrochemical Co. Ltd.(c)	158,775	20,604,013
Kumho Tire Co. Inc.(a)(c)	901,304	2,998,683
Kwang Dong Pharmaceutical Co. Ltd.	108,743	612,749
Kyung Dong Navien Co. Ltd.	82,797	3,644,553
L&C Bio Co. Ltd.(c)	154,237	4,050,981
L&F Co. Ltd.(c)	196,782	37,110,757
LEENO Industrial Inc.	91,246	15,201,586
LegoChem Biosciences Inc.(a)(c)	193,276	7,919,502
LF Corp.	197,513	2,780,222
LG Chem Ltd.	397,052	232,589,780
LG Corp.	747,051	49,437,410
LG Display Co. Ltd.(a)(c)	1,954,770	32,694,175
LG Electronics Inc.	917,877	89,339,262
LG Household & Health Care Ltd.	80,048	70,989,909
LG Innotek Co. Ltd.(c)	121,293	30,958,782
LG Uplus Corp.	1,737,072	19,768,520
LIG Nex1 Co. Ltd.	142,791	6,439,183
Lock&Lock Co. Ltd.(a)	263,580	2,162,761
Lotte Chemical Corp.	143,867	24,374,234
Lotte Chilsung Beverage Co. Ltd.	45,511	5,004,678
Lotte Confectionery Co. Ltd.	18,617	1,740,371
LOTTE Fine Chemical Co. Ltd.	183,754	12,064,711
LOTTE Himart Co. Ltd.	94,289	1,841,633
LOTTE Reit Co. Ltd.	1,720,190	7,880,629
Lotte Shopping Co. Ltd.(c)	99,662	7,008,878
Lotte Tour Development Co. Ltd.(a)(c)	411,793	5,518,176
LS Corp.	160,619	6,656,104
LS Electric Co. Ltd.	178,328	7,864,753
Lx Hausys Ltd.	68,175	3,218,499
LX Holdings Corp.(a)(c)	400,815	2,943,266
Lx International Corp.	310,341	6,038,478
LX Semicon Co. Ltd.(c)	115,161	10,363,948
Maeil Dairies Co. Ltd.(c)	48,500	2,778,571
Mando Corp.(a)	282,714	12,996,717
Mcnex Co. Ltd.(c)	132,329	5,025,279
Medipost Co. Ltd.(a)	39,473	642,911
MedPacto Inc.(a)(c)	125,634	4,969,587
Medy-Tox Inc.(a)(c)	46,652	5,132,058

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
MegaStudyEdu Co. Ltd.	93,055	$5,864,253
Meritz Financial Group Inc.(c)	377,226	10,914,247
Meritz Fire & Marine Insurance Co. Ltd.	497,344	13,050,877
Meritz Securities Co. Ltd.	2,426,944	10,188,006
Mezzion Pharma Co. Ltd.(a)(c)	66,474	10,291,895
Mirae Asset Life Insurance Co. Ltd.	749,463	2,483,776
Mirae Asset Securities Co. Ltd.	2,280,880	16,435,661
Myoung Shin Industrial Co. Ltd.(a)(c)	182,957	4,080,846
Namhae Chemical Corp.(c)	285,718	2,396,687
Naturecell Co. Ltd.(a)(c)	467,811	6,968,421
NAVER Corp.	1,062,618	339,242,875
NCSoft Corp.	140,877	80,429,066
NEPES Corp.(a)(c)	190,894	5,004,468
Netmarble Corp.(b)	180,688	17,746,271
Nexen Tire Corp.	301,269	1,573,622
Next Science Co. Ltd.(a)	341,894	5,597,978
NH Investment & Securities Co. Ltd.	937,644	9,735,961
NHN Corp.(a)	104,685	7,953,240
NHN KCP Corp.(a)	247,576	6,920,421
NICE Holdings Co. Ltd.	244,877	3,211,856
NICE Information Service Co. Ltd.(c)	362,795	5,248,433
NKMax Co. Ltd.(a)(c)	378,295	6,093,389
NongShim Co. Ltd.	32,697	7,526,714
OCI Co. Ltd.(a)	171,871	15,835,958
Orion Corp./Republic of Korea	204,941	16,734,134
Orion Holdings Corp.	266,771	3,294,306
Oscotec Inc.(a)(c)	223,674	5,030,211
Osstem Implant Co. Ltd.	106,269	9,992,617
Ottogi Corp.(c)	13,917	5,100,490
Pan Ocean Co. Ltd.	2,397,693	10,452,387
Paradise Co. Ltd.(a)(c)	505,234	5,817,018
Park Systems Corp.(c)	41,557	5,059,732
Partron Co. Ltd.	451,251	4,189,851
Pearl Abyss Corp.(a)(c)	261,243	28,994,661
People & Technology Inc.	156,205	6,285,545
PharmaResearch Co. Ltd.(c)	62,420	4,044,019
Pharmicell Co. Ltd.(a)	549,967	6,032,374
PI Advanced Materials Co. Ltd.	177,446	6,894,399
Poongsan Corp.	276,305	6,646,233
POSCO.	635,318	139,487,429
POSCO Chemical Co. Ltd.(c)	269,580	35,787,496
Posco ICT Co. Ltd.(c)	602,410	2,899,223
Posco International Corp.(c)	456,021	7,175,087
RFHIC Corp.(c)	190,813	5,293,601
S&S Tech Corp.(c)	185,551	4,916,954
S-1 Corp.	130,510	8,106,251
Sam Chun Dang Pharm Co. Ltd.(a)(c)	139,745	4,938,713
Sam Kang M&T Co. Ltd.(a)(c)	254,155	4,467,546
Samjin Pharmaceutical Co. Ltd.	33,295	685,019
Samsung Biologics Co. Ltd.(a)(b)(c)	143,220	107,367,587
Samsung C&T Corp.	710,538	63,026,060
Samsung Electro-Mechanics Co. Ltd.	474,798	66,489,034
Samsung Electronics Co. Ltd.	41,373,865	2,483,516,265
Samsung Engineering Co. Ltd.(a)(c)	1,354,760	23,655,519
Samsung Fire & Marine Insurance Co. Ltd.	263,781	44,879,156
Samsung Heavy Industries Co. Ltd.(a)(c)	5,380,470	23,043,932
Samsung Life Insurance Co. Ltd.	585,166	29,333,434
Samsung SDI Co. Ltd.	475,527	274,760,380
Samsung SDS Co. Ltd.	293,361	35,252,797
Samsung Securities Co. Ltd.	516,497	19,238,937
Security	Shares	Value

South Korea (continued)
Samwha Capacitor Co. Ltd.	100,125	$4,461,795
Samyang Foods Co. Ltd.(c)	53,049	3,510,460
Samyang Holdings Corp.(c)	57,428	4,385,209
SD Biosensor Inc.(a)	310,340	15,257,055
Sebang Global Battery Co. Ltd.	68,057	4,270,308
Seegene Inc.(c)	309,277	19,524,953
Seobu T&D(c)	429,743	3,063,278
Seojin System Co. Ltd.(a)(c)	128,579	4,259,433
Seoul Semiconductor Co. Ltd.	427,714	4,888,201
SFA Engineering Corp.	185,387	5,241,135
SFA Semicon Co. Ltd.(a)(c)	855,242	4,413,141
Shin Poong Pharmaceutical Co. Ltd.(c)	273,852	7,524,691
Shinhan Financial Group Co. Ltd.	3,675,222	106,880,318
Shinsegae Inc.	59,601	10,918,185
Shinsegae International Inc.	28,996	3,395,092
Shinsung E&G Co. Ltd.(a)	615,476	927,271
SillaJen Inc.(a)(c)(d)	540,819	3,580,723
SIMMTECH Co. Ltd.	67,036	2,271,402
SK Biopharmaceuticals Co. Ltd.(a)(c)	226,973	18,224,689
SK Bioscience Co. Ltd.(a)(c)	191,052	45,113,297
SK Chemicals Co. Ltd.(c)	102,127	11,955,515
SK D&D Co. Ltd.	78,541	1,872,009
SK Discovery Co. Ltd.(c)	98,532	3,655,132
SK Gas Ltd.	46,690	4,524,515
SK Hynix Inc.	4,681,773	447,582,544
SK IE Technology Co. Ltd.(a)(b)	135,462	17,740,488
SK Inc.	270,261	58,855,465
SK Innovation Co. Ltd.(a)	440,485	72,062,939
SK Materials Co. Ltd.(c)	41,002	13,755,106
SK Networks Co. Ltd.	1,360,765	5,491,652
SK Square Co. Ltd.(a)	206,062	11,795,788
SK Telecom Co. Ltd.	318,752	14,595,348
SKC Co. Ltd.	181,978	30,138,822
SL Corp.(c)	142,347	3,714,704
SM Entertainment Co. Ltd.(a)(c)	183,941	10,408,484
SNT Motiv Co. Ltd.(c)	88,279	3,089,736
S-Oil Corp.	386,540	25,893,698
Solid Inc.(a)	212,760	1,116,163
SOLUM Co. Ltd.(a)	310,903	6,032,355
Solus Advanced Materials Co Ltd	119,367	9,836,772
Songwon Industrial Co. Ltd.	38,463	588,233
Soulbrain Co. Ltd./New	41,454	8,941,136
Soulbrain Holdings Co. Ltd.(a)(c)	60,928	1,802,090
ST Pharm Co. Ltd.(a)(c)	92,994	9,828,758
Taihan Electric Wire Co. Ltd.(a)(c)	2,567,302	3,894,555
Tera Resource Co. Ltd.(a)(d)	49,111	—
TES Co. Ltd./Korea(c)	191,864	4,126,722
Tokai Carbon Korea Co. Ltd.	55,811	6,785,473
Tongyang Life Insurance Co. Ltd.	777,042	4,348,137
TY Holdings Co. Ltd./Korea(a)(c)	215,336	4,172,618
Vaxcell-Bio Therapeutics Co. Ltd.(a)(c)	81,509	3,599,795
Vidente Co. Ltd.(a)	84,960	2,199,276
Vieworks Co. Ltd.	44,405	1,324,339
Webzen Inc.(a)(c)	160,456	3,279,990
Wemade Co. Ltd.(c)	168,496	27,876,962
Wonik Holdings Co. Ltd.(a)	1	4
WONIK IPS Co. Ltd.(c)	283,853	9,294,178
Woori Financial Group Inc.	4,360,430	46,152,132
Woori Investment Bank Co. Ltd.(c)	3,425,208	2,503,277
Woori Technology Investment Co. Ltd.(a)(c)	665,465	5,328,538

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Wysiwyg Studious Co. Ltd.(a)	174,687	$7,235,121
Y2 Solution Co. Ltd.(a)(c)(d)	278,963	372,452
YG Entertainment Inc.(a)(c)	116,271	5,428,829
Youlchon Chemical Co. Ltd.(c)	111,418	2,009,313
Youngone Corp.	207,145	6,756,713
Youngone Holdings Co. Ltd.	65,517	2,612,287
Yuanta Securities Korea Co. Ltd.	1,174,071	3,794,419
Yuhan Corp.(c)	417,214	20,311,974
Yungjin Pharmaceutical Co. Ltd.(a)(c)	920,714	3,156,973
Zinus Inc.(c)	97,382	6,471,168
		9,225,649,691
Taiwan — 16.1%
AcBel Polytech Inc.(c)	7,185,000	9,004,233
Accton Technology Corp.(c)	4,440,000	46,117,572
Acer Inc.(c)	25,046,872	24,893,697
Actron Technology Corp.	471,000	4,133,288
ADATA Technology Co. Ltd.(c)	2,244,820	6,969,354
Adimmune Corp.(c)	2,600,000	4,207,952
Advanced Ceramic X Corp.(c)	446,000	5,722,103
Advanced Wireless Semiconductor Co.(c)	1,521,000	7,996,831
Advantech Co. Ltd.(c)	3,214,110	44,128,066
Airtac International Group(c)	1,172,292	35,877,455
Alchip Technologies Ltd.(c)	597,000	21,930,381
Amazing Microelectronic Corp.	629,000	6,300,293
AmTRAN Technology Co. Ltd.	8,534,672	5,603,944
Andes Technology Corp.(c)	344,000	6,778,340
AP Memory Technology Corp.(c)	729,000	13,231,055
Arcadyan Technology Corp.(c)	1,312,391	5,189,940
Ardentec Corp.(c)	4,828,546	9,602,270
ASE Technology Holding Co. Ltd.(c)	28,411,222	103,565,993
Asia Cement Corp.	17,086,050	25,745,427
Asia Optical Co. Inc.(c)	2,605,000	9,229,952
Asia Pacific Telecom Co. Ltd.(a)	18,721,173	5,501,731
Asia Vital Components Co. Ltd.(c)	3,224,000	10,171,773
ASMedia Technology Inc.(c)	239,000	16,641,356
ASPEED Technology Inc.	191,000	23,034,737
ASROCK Inc.(c)	543,000	4,654,852
Asustek Computer Inc.(c)	5,998,000	75,832,278
AU Optronics Corp.(c)	70,387,000	50,705,449
AURAS Technology Co. Ltd.(c)	698,000	4,802,205
Bank of Kaohsiung Co. Ltd.(c)	26,819,903	11,028,403
BES Engineering Corp.(c)	17,091,000	5,372,477
Bizlink Holding Inc.(c)	1,076,926	9,970,571
Brighton-Best International Taiwan Inc.(c)	4,723,000	5,827,097
Capital Securities Corp.(c)	23,508,050	13,586,118
Career Technology MFG. Co. Ltd.(c)	4,564,498	3,972,885
Catcher Technology Co. Ltd.(c)	5,288,000	29,367,812
Cathay Financial Holding Co. Ltd.	67,892,872	145,859,953
Cathay Real Estate Development Co. Ltd.(c)	8,021,900	5,674,979
Center Laboratories Inc.(c)	3,445,007	7,750,538
Century Iron & Steel Industrial Co. Ltd.(c)	1,446,000	5,805,966
Chailease Holding Co. Ltd.(c)	11,449,721	101,295,742
Chang Hwa Commercial Bank Ltd.(c)	38,928,182	22,922,604
Charoen Pokphand Enterprise	2,113,000	6,130,440
Cheng Loong Corp.(c)	7,256,000	8,845,968
Cheng Shin Rubber Industry Co. Ltd.(c)	13,380,650	16,088,054
Cheng Uei Precision Industry Co. Ltd.(c)	3,330,000	4,587,585
Chicony Electronics Co. Ltd.(c)	4,152,787	11,843,801
Chicony Power Technology Co. Ltd.	1,136,000	3,037,888
Chief Telecom Inc.(c)	260,000	2,527,125
Security	Shares	Value

Taiwan (continued)
Chilisin Electronics Corp.(c)	2,175,000	$7,051,822
China Airlines Ltd.(a)	22,212,000	20,571,034
China Bills Finance Corp.(c)	15,215,000	9,339,498
China Development Financial Holding Corp.(c)	113,177,000	66,446,803
China General Plastics Corp.(c)	5,280,386	6,386,569
China Life Insurance Co. Ltd.	17,176,062	18,903,975
China Man-Made Fiber Corp.(c)	18,565,574	6,748,341
China Metal Products(c)	4,333,146	4,992,416
China Motor Corp.	2,607,800	6,145,779
China Petrochemical Development Corp.(a)(c)	28,580,245	12,953,119
China Steel Chemical Corp.(c)	1,456,000	5,987,300
China Steel Corp.(c)	101,923,529	118,911,490
Chin-Poon Industrial Co. Ltd.	4,297,000	5,650,267
Chipbond Technology Corp.(c)	4,093,000	9,858,232
ChipMOS Technologies Inc.(c)	5,428,000	8,959,320
Chlitina Holding Ltd.(c)	497,000	4,424,095
Chong Hong Construction Co. Ltd.(c)	1,548,122	4,117,761
Chroma ATE Inc.(c)	3,010,000	20,043,869
Chung Hung Steel Corp.(c)	8,105,000	10,136,757
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	3,614,000	5,808,407
Chunghwa Precision Test Tech Co. Ltd.(c)	188,000	4,628,765
Chunghwa Telecom Co. Ltd.	31,320,000	126,002,163
Cleanaway Co. Ltd.(c)	887,000	7,807,869
Clevo Co.(c)	4,629,175	5,194,367
CMC Magnetics Corp.	177,000	54,778
Compal Electronics Inc.(c)	34,023,000	28,250,919
Compeq Manufacturing Co. Ltd.(c)	7,670,000	11,401,191
Concraft Holding Co. Ltd.	499,000	693,632
Continental Holdings Corp.(c)	4,758,600	4,301,174
Coretronic Corp.	3,570,200	10,155,959
Co-Tech Development Corp.(c)	2,424,000	6,678,911
CSBC Corp. Taiwan(a)(c)	6,447,316	5,159,265
CTBC Financial Holding Co. Ltd.	156,727,599	137,202,997
CTCI Corp.(c)	5,332,000	6,855,942
Cub Elecparts Inc.(c)	535,979	3,429,925
Darfon Electronics Corp.(c)	2,788,000	4,641,663
Delta Electronics Inc.(c)	16,802,000	154,459,403
E Ink Holdings Inc.(c)	7,602,000	34,399,398
E.Sun Financial Holding Co. Ltd.(c)	99,284,472	95,956,931
Eclat Textile Co. Ltd.	1,573,683	32,761,127
EirGenix Inc.(a)(c)	1,367,000	5,432,700
Elan Microelectronics Corp.(c)	2,401,100	13,930,804
Elite Material Co. Ltd.(c)	2,410,000	24,247,513
Elite Semiconductor Microelectronics Technology Inc.(c)	2,316,000	13,319,925
eMemory Technology Inc.	568,000	43,948,179
Ennoconn Corp.(c)	563,259	4,923,116
ENNOSTAR Inc.(a)(c)	4,904,185	13,595,314
Episil Holdings Inc.(a)(c)	2,284,929	12,290,641
Episil-Precision Inc.(c)	1,271,000	6,641,373
Eternal Materials Co. Ltd.(c)	8,120,915	10,514,369
Eva Airways Corp.(a)	19,682,326	17,657,226
Evergreen Marine Corp. Taiwan Ltd.	22,004,449	97,461,789
Everlight Chemical Industrial Corp.(c)	6,985,781	6,410,682
Everlight Electronics Co. Ltd.(c)	3,599,000	6,610,251
Far Eastern Department Stores Ltd.	9,896,167	7,485,462
Far Eastern International Bank(c)	27,177,397	10,242,595
Far Eastern New Century Corp.(c)	22,442,916	22,444,175
Far EasTone Telecommunications Co. Ltd.	11,872,000	26,253,438

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Faraday Technology Corp.(c)	1,954,000	$12,933,624
Farglory Land Development Co. Ltd.(c)	2,517,782	5,834,587
Feng Hsin Steel Co. Ltd.(c)	4,760,000	13,291,024
Feng TAY Enterprise Co. Ltd.(c)	3,445,387	25,131,919
Firich Enterprises Co. Ltd.	106,000	110,720
First Financial Holding Co. Ltd.(c)	86,908,984	72,179,645
Fitipower Integrated Technology Inc.(c)	1,001,161	8,934,071
FLEXium Interconnect Inc.(c)	2,401,616	8,858,654
FocalTech Systems Co. Ltd.(c)	1,482,000	8,803,760
Formosa Chemicals & Fibre Corp.	29,280,210	81,824,106
Formosa International Hotels Corp.(c)	580,000	3,137,956
Formosa Petrochemical Corp.(c)	9,165,000	31,245,022
Formosa Plastics Corp.	33,019,800	121,107,350
Formosa Sumco Technology Corp.(c)	758,000	6,764,219
Formosa Taffeta Co. Ltd.(c)	6,641,000	6,883,432
Foxconn Technology Co. Ltd.(c)	7,485,424	17,486,972
Foxsemicon Integrated Technology Inc.(c)	689,000	5,511,440
Fubon Financial Holding Co. Ltd.(c)	65,087,022	170,599,217
Fulgent Sun International Holding Co. Ltd.(c)	1,084,221	3,818,255
Fusheng Precision Co. Ltd.	859,000	6,229,605
General Interface Solution Holding Ltd.(c)	2,163,000	7,719,569
Genius Electronic Optical Co. Ltd.(c)	616,287	12,060,902
Getac Holdings Corp.	3,999,000	7,726,565
Giant Manufacturing Co. Ltd.(c)	2,661,000	29,717,838
Gigabyte Technology Co. Ltd.(c)	4,451,000	21,746,006
Ginko International Co. Ltd.(c)	374,250	3,282,561
Global Mixed Mode Technology Inc.	592,000	5,620,961
Global PMX Co. Ltd.(c)	385,000	2,502,655
Global Unichip Corp.(c)	759,000	15,977,718
Globalwafers Co. Ltd.(c)	1,890,000	55,352,715
Gold Circuit Electronics Ltd.(c)	3,866,000	9,980,242
Goldsun Building Materials Co. Ltd.(c)	9,049,425	8,609,179
Gourmet Master Co. Ltd.(c)	860,471	3,655,726
Grand Pacific Petrochemical(c)	8,582,000	8,794,616
Grape King Bio Ltd.(c)	985,000	5,684,774
Great Wall Enterprise Co. Ltd.(c)	5,538,202	10,333,055
Greatek Electronics Inc.(c)	3,251,000	8,990,445
Gudeng Precision Industrial Co. Ltd.(c)	555,356	5,899,652
Hannstar Board Corp.(c)	3,249,000	5,196,222
HannStar Display Corp.(c)	19,673,640	10,764,149
Highwealth Construction Corp.(c)	5,650,153	9,388,237
Hiwin Technologies Corp.(c)	2,347,555	24,012,322
Holtek Semiconductor Inc.(c)	2,210,000	8,350,835
Holy Stone Enterprise Co. Ltd.(c)	1,316,330	5,715,992
Hon Hai Precision Industry Co. Ltd.(c)	107,089,928	396,811,831
Hota Industrial Manufacturing Co. Ltd.(c)	2,441,261	8,058,518
Hotai Finance Co. Ltd.	1,648,000	5,340,363
Hotai Motor Co. Ltd.(c)	2,605,000	56,723,089
Hsin Kuang Steel Co. Ltd.(c)	3,195,000	6,551,561
HTC Corp.(a)(c)	6,413,000	17,830,351
Hua Nan Financial Holdings Co. Ltd.	73,628,002	53,402,136
Huaku Development Co. Ltd.	2,363,000	7,792,007
IBF Financial Holdings Co. Ltd.(c)	20,008,706	11,491,935
Innodisk Corp.(c)	1,005,740	7,334,625
Innolux Corp.(c)	80,579,241	50,279,635
International CSRC Investment Holdings Co.(c)	7,552,685	6,924,151
International Games System Co. Ltd.(c)	489,000	13,696,469
Inventec Corp.(c)	19,297,000	17,821,778
ITE Technology Inc.(c)	1,618,000	6,037,507
ITEQ Corp.(c)	1,743,604	7,928,536
Security	Shares	Value

Taiwan (continued)
Jentech Precision Industrial Co. Ltd.(c)	657,000	$10,326,932
Johnson Health Tech Co. Ltd.(c)	1,080,000	2,320,855
Kenda Rubber Industrial Co. Ltd.(c)	5,295,337	5,606,189
Kindom Development Co. Ltd.(c)	3,593,300	4,961,924
King Slide Works Co. Ltd.	612,000	10,596,029
King Yuan Electronics Co. Ltd.(c)	8,309,000	12,931,292
King’s Town Bank Co. Ltd.	6,916,000	9,988,045
Kinpo Electronics(c)	15,238,000	7,532,151
Kinsus Interconnect Technology Corp.(c)	2,584,000	22,257,970
LandMark Optoelectronics Corp.(c)	839,900	6,121,296
Largan Precision Co. Ltd.(c)	823,000	58,652,187
Lealea Enterprise Co. Ltd.(a)	142,000	55,101
Lien Hwa Industrial Holdings Corp.(c)	7,981,427	16,463,850
Lite-On Technology Corp.	18,255,238	39,468,327
Longchen Paper & Packaging Co. Ltd.(c)	6,971,720	6,010,100
Lotes Co. Ltd.(c)	586,848	14,466,118
Lotus Pharmaceutical Co. Ltd.(c)	863,000	3,457,738
Macronix International Co. Ltd.(c)	15,161,554	22,987,297
Makalot Industrial Co. Ltd.(c)	1,654,510	13,807,251
Marketech International Corp.(c)	1,019,000	5,523,929
MediaTek Inc.(c)	12,999,572	471,242,613
Medigen Vaccine Biologics Corp.(a)	1,268,000	10,990,595
Mega Financial Holding Co. Ltd.(c)	90,668,958	111,419,055
Mercuries Life Insurance Co. Ltd.(a)	15,226,158	5,078,884
Merida Industry Co. Ltd.(c)	1,703,850	18,297,950
Merry Electronics Co. Ltd.(c)	1,755,751	5,766,329
Microbio Co. Ltd.(a)(c)	3,221,928	7,532,066
Micro-Star International Co. Ltd.(c)	5,834,000	34,138,252
Mitac Holdings Corp.(c)	8,549,053	9,836,407
momo.com Inc.	400,400	25,577,452
Nan Kang Rubber Tire Co. Ltd.(c)	4,358,000	6,047,473
Nan Pao Resins Chemical Co. Ltd.(c)	432,000	2,236,018
Nan Ya Plastics Corp.	44,738,440	132,549,134
Nan Ya Printed Circuit Board Corp.(c)	1,952,000	43,603,266
Nantex Industry Co. Ltd.(c)	2,527,000	7,674,704
Nanya Technology Corp.	9,826,000	26,115,734
Nien Made Enterprise Co. Ltd.	1,290,000	17,573,100
Novatek Microelectronics Corp.(c)	4,939,000	82,241,121
Nuvoton Technology Corp.(c)	1,654,000	9,191,112
OBI Pharma Inc.(a)(c)	1,303,258	5,029,243
Oneness Biotech Co. Ltd.(a)(c)	1,931,000	20,661,134
Oriental Union Chemical Corp.(a)(c)	6,694,000	5,427,190
Pan Jit International Inc.(c)	2,632,200	10,397,980
Pan-International Industrial Corp.(c)	5,207,366	7,235,374
Parade Technologies Ltd.	664,000	50,582,395
PChome Online Inc.(c)	838,000	4,083,835
Pegatron Corp.(c)	16,076,000	38,418,478
Pharmally International Holding Co. Ltd.(d)	597,543	—
Phison Electronics Corp.	1,221,000	18,122,953
Pixart Imaging Inc.(c)	1,267,000	6,979,563
Pou Chen Corp.(c)	18,565,000	21,332,001
Powertech Technology Inc.	5,363,000	19,055,319
Poya International Co. Ltd.(c)	467,050	8,180,452
President Chain Store Corp.	4,722,000	45,693,722
President Securities Corp.(c)	9,540,603	8,068,486
Primax Electronics Ltd.(c)	3,890,000	7,350,861
Prince Housing & Development Corp.(c)	12,936,995	6,121,557
Qisda Corp.(c)	13,613,000	14,363,963
Quanta Computer Inc.(c)	22,788,000	70,207,927
Radiant Opto-Electronics Corp.(c)	3,142,000	10,832,640

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
RDC Semiconductor Co. Ltd.(a)(c)	521,000	$9,404,411
Realtek Semiconductor Corp.(c)	3,979,110	78,941,789
Rexon Industrial Corp. Ltd.(c)	1,210,000	2,773,742
RichWave Technology Corp.(c)	814,200	8,017,224
Ritek Corp.(a)	164,001	52,296
Ruentex Development Co. Ltd.(c)	10,215,120	23,493,116
Ruentex Industries Ltd.(c)	3,981,225	14,211,618
Sanyang Motor Co. Ltd.(c)	4,999,000	4,658,453
ScinoPharm Taiwan Ltd.(c)	2,791,027	2,389,054
SDI Corp.(c)	1,430,000	8,357,649
Sensortek Technology Corp.(c)	271,000	4,860,875
Sercomm Corp.(c)	2,381,000	5,617,391
Shanghai Commercial & Savings Bank Ltd. (The)(c)	29,769,346	49,521,028
Shin Kong Financial Holding Co. Ltd.(c)	93,342,255	35,357,567
Shin Zu Shing Co. Ltd.(c)	1,565,904	5,290,734
Shining Building Business Co. Ltd.(a)	54,000	20,761
Shinkong Synthetic Fibers Corp.(c)	13,697,000	9,497,128
Sigurd Microelectronics Corp.(c)	5,192,700	11,013,069
Simplo Technology Co. Ltd.(c)	1,309,400	15,420,259
Sinbon Electronics Co. Ltd.(c)	1,964,809	18,005,411
Sino-American Silicon Products Inc.	4,403,000	32,679,480
SinoPac Financial Holdings Co. Ltd.	88,959,660	48,809,781
Sinyi Realty Inc.(c)	4,557,704	5,318,721
Sitronix Technology Corp.(c)	1,016,000	10,242,021
Soft-World International Corp.	905,000	3,080,261
Solar Applied Materials Technology Corp.(c)	4,358,710	7,673,104
Sonix Technology Co. Ltd.(c)	1,454,000	4,815,191
Sporton International Inc.	757,050	5,713,801
St. Shine Optical Co. Ltd.(c)	428,000	4,603,941
Standard Foods Corp.(c)	4,069,096	7,445,566
Sunny Friend Environmental Technology Co. Ltd.(c)	627,000	4,478,339
Sunplus Technology Co. Ltd.	4,066,000	6,083,389
Supreme Electronics Co. Ltd.	4,836,512	7,778,462
Synnex Technology International Corp.	11,355,250	23,765,331
Systex Corp.(c)	1,588,000	4,877,805
TA Chen Stainless Pipe(c)	11,980,466	19,728,790
Taichung Commercial Bank Co. Ltd.(c)	25,051,685	10,700,255
TaiDoc Technology Corp.(c)	523,000	3,244,709
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	2,920,000	1,542,518
TaiMed Biologics Inc.(a)(c)	1,660,000	4,126,810
Tainan Spinning Co. Ltd.(c)	12,037,894	9,793,164
Taishin Financial Holding Co. Ltd.(c)	88,817,681	59,307,441
Taiwan Business Bank.	42,899,853	14,793,780
Taiwan Cement Corp.(c)	41,587,574	68,652,225
Taiwan Cogeneration Corp.(c)	5,037,000	6,908,066
Taiwan Cooperative Financial Holding Co. Ltd.	79,639,953	67,887,603
Taiwan Fertilizer Co. Ltd.(c)	6,716,000	16,430,434
Taiwan Glass Industry Corp.(c)	10,037,053	9,545,603
Taiwan High Speed Rail Corp.	14,431,000	15,377,873
Taiwan Hon Chuan Enterprise Co. Ltd.(c)	3,545,674	8,521,860
Taiwan Mask Corp.(c)	2,025,000	7,330,718
Taiwan Mobile Co. Ltd.	12,936,000	45,103,871
Taiwan Paiho Ltd.(c)	2,664,000	7,437,016
Taiwan Secom Co. Ltd.(c)	2,605,185	9,780,311
Taiwan Semiconductor Co. Ltd.(c)	2,264,000	6,225,887
Taiwan Semiconductor Manufacturing Co. Ltd.	212,900,000	4,528,101,168
Taiwan Shin Kong Security Co. Ltd.(c)	5,721,577	8,169,115
Taiwan Styrene Monomer	371,000	225,379
Security	Shares	Value

Taiwan (continued)
Taiwan Surface Mounting Technology Corp.	2,261,000	$9,485,117
Taiwan TEA Corp.(a)(c)	8,944,000	6,201,123
Taiwan Union Technology Corp.(c)	2,272,000	8,267,618
Tanvex BioPharma Inc.(a)	1,569,950	2,953,061
Tatung Co. Ltd.(a)	15,065,000	19,288,748
TCI Co. Ltd.(c)	892,444	6,643,632
Teco Electric and Machinery Co. Ltd.(c)	15,216,000	16,834,752
Test Research Inc.(c)	1,952,400	4,039,801
Test Rite International Co. Ltd.	389,000	287,057
Thinking Electronic Industrial Co. Ltd.(c)	800,000	4,308,813
Ton Yi Industrial Corp.(c)	10,871,000	5,049,243
Tong Hsing Electronic Industries Ltd.(c)	1,289,762	14,127,886
Tong Yang Industry Co. Ltd.(c)	4,703,400	5,520,674
Topco Scientific Co. Ltd.	1,921,639	10,065,978
TPK Holding Co. Ltd.(c)	3,112,000	4,415,352
Transcend Information Inc.(c)	2,444,000	6,072,115
Tripod Technology Corp.(c)	3,237,000	14,496,080
TSEC Corp.(a)(c)	3,994,000	5,170,601
TSRC Corp.	6,655,900	7,815,132
TTY Biopharm Co. Ltd.(c)	2,187,124	5,346,333
Tung Ho Steel Enterprise Corp.	8,068,000	12,289,634
Tung Thih Electronic Co. Ltd.(c)	637,000	4,169,963
TXC Corp.(c)	2,551,000	9,643,911
U-Ming Marine Transport Corp.	4,392,000	8,511,220
Unimicron Technology Corp.(c)	10,425,000	85,130,540
Union Bank of Taiwan(a)(c)	10,904,860	4,948,574
Uni-President Enterprises Corp.	39,880,369	93,515,090
United Integrated Services Co. Ltd.(c)	1,262,400	8,072,244
United Microelectronics Corp.(c)	101,727,000	232,882,063
United Renewable Energy Co. Ltd.(a)	13,054,238	9,922,982
Universal Vision Biotechnology Co. Ltd.(c)	388,000	3,945,737
UPC Technology Corp.(c)	9,340,365	7,078,415
USI Corp.(c)	8,980,300	10,051,812
Vanguard International Semiconductor Corp.(c)	7,722,000	43,021,047
VIA Labs Inc.	203,000	4,044,741
Via Technologies Inc.	1,698,000	5,392,415
Visual Photonics Epitaxy Co. Ltd.(c)	1,412,000	7,716,202
Voltronic Power Technology Corp.	510,493	29,102,685
Wafer Works Corp.(c)	4,769,839	14,034,224
Wah Lee Industrial Corp.(c)	2,503,580	8,132,688
Walsin Lihwa Corp.(c)	21,198,000	19,915,233
Walsin Technology Corp.	2,580,597	16,021,051
Wan Hai Lines Ltd.	5,373,800	30,188,969
Win Semiconductors Corp.(c)	2,880,427	37,468,913
Winbond Electronics Corp.(c)	25,449,480	29,263,781
Wisdom Marine Lines Co. Ltd.(c)	3,704,000	9,740,912
Wistron Corp.(c)	22,333,004	22,945,337
Wistron NeWeb Corp.(c)	2,986,654	7,931,231
Wiwynn Corp.(c)	647,000	24,288,329
WPG Holdings Ltd.(c)	12,329,200	22,224,588
WT Microelectronics Co. Ltd.(c)	4,471,734	10,189,043
XinTec Inc.(c)	1,576,000	7,810,967
XPEC Entertainment Inc.(d)	31,000	—
Xxentria Technology Materials Corp.(c)	1,636,000	3,956,135
Yageo Corp.(c)	3,220,454	52,605,582
Yang Ming Marine Transport Corp.(a)	14,962,677	61,442,162
YFY Inc.(c)	11,230,000	13,872,216
Yieh Phui Enterprise Co. Ltd.(a)(c)	10,417,026	8,916,457
Yuanta Financial Holding Co. Ltd.	82,260,388	69,891,821
Yulon Finance Corp.(c)	1,951,658	11,803,685

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yulon Motor Co. Ltd.(c)	5,665,088	$8,304,180
YungShin Global Holding Corp.	3,388,650	5,272,993
Zhen Ding Technology Holding Ltd.(c)	4,869,950	17,074,145
		12,298,861,640
Thailand — 1.9%
Advanced Info Service PCL, NVDR	9,822,800	59,957,536
Airports of Thailand PCL, NVDR	36,835,400	65,237,614
Amata Corp. PCL, NVDR(c)	12,953,530	7,446,399
AP Thailand PCL, NVDR	34,090,090	8,792,927
Asset World Corp. PCL, NVDR(a)	59,844,700	7,569,314
B Grimm Power PCL, NVDR(c)	8,152,400	9,539,259
Bangchak Corp. PCL, NVDR(c)	13,539,400	9,689,617
Bangkok Airways PCL, NVDR(a)(c)	15,566,500	4,454,680
Bangkok Chain Hospital PCL, NVDR	21,107,850	13,359,564
Bangkok Commercial Asset Management PCL, NVDR	16,218,400	9,423,030
Bangkok Dusit Medical Services PCL, NVDR	82,936,900	54,794,494
Bangkok Expressway & Metro PCL, NVDR(c)	66,224,585	16,596,043
Bangkok Land PCL, NVDR(c)	165,200,400	5,147,575
Banpu PCL, NVDR	43,189,500	13,199,364
BCPG PCL, NVDR(c)	12,023,925	4,446,239
Berli Jucker PCL, NVDR	10,311,700	10,083,799
BTS Group Holdings PCL, NVDR(c)	71,810,100	19,577,853
Bumrungrad Hospital PCL, NVDR(c)	3,824,600	16,287,168
Carabao Group PCL, NVDR(c)	2,668,200	8,955,448
Central Pattana PCL, NVDR(c)	18,182,500	28,034,792
Central Retail Corp. PCL, NVDR(c)	16,510,617	15,665,824
CH Karnchang PCL, NVDR	12,899,600	8,106,094
Charoen Pokphand Foods PCL, NVDR(c)	31,638,700	22,302,931
Chularat Hospital PCL, NVDR(c)	74,744,200	8,585,470
CK Power PCL, NVDR(c)	27,078,700	3,912,930
Com7 PCL, NVDR(c)	4,285,300	9,834,894
CP ALL PCL, NVDR	49,843,000	86,344,913
Delta Electronics Thailand PCL, NVDR(c)	2,758,600	36,630,137
Dynasty Ceramic PCL, NVDR(c)	70,768,520	5,754,307
Eastern Polymer Group PCL, NVDR(c)	15,353,800	5,053,505
Electricity Generating PCL, NVDR	2,099,700	10,324,057
Energy Absolute PCL, NVDR	13,488,500	32,763,872
Esso Thailand PCL, NVDR(a)(c)	19,705,800	4,218,011
GFPT PCL, NVDR	9,765,400	3,390,613
Global Power Synergy PCL, NVDR(c)	6,106,100	13,284,151
Gulf Energy Development PCL, NVDR	25,671,144	29,852,842
Gunkul Engineering PCL, NVDR(c)	59,171,141	7,949,070
Hana Microelectronics PCL, NVDR(c)	5,367,900	14,875,265
Home Product Center PCL, NVDR(c)	54,449,875	21,959,512
Indorama Ventures PCL, NVDR(c)	15,494,400	17,990,078
Intouch Holdings PCL, NVDR	11,832,725	25,530,481
IRPC PCL, NVDR	98,687,400	10,899,338
Jasmine International PCL, NVDR(c)	67,512,000	5,715,649
JMT Network Services PCL, NVDR	4,633,500	8,078,288
KCE Electronics PCL, NVDR(c)	7,586,700	20,664,596
Khon Kaen Sugar Industry PCL, NVDR(a)(c)	26,009,886	2,701,524
Kiatnakin Phatra Bank PCL, NVDR	3,754,300	6,361,424
Krung Thai Bank PCL, NVDR	28,999,800	9,695,127
Krungthai Card PCL, NVDR(c)	7,439,900	11,799,237
Land & Houses PCL, NVDR	62,998,800	15,573,030
Major Cineplex Group PCL, NVDR(c)	10,156,100	5,545,582
MBK PCL, NVDR(a)(c)	11,305,200	4,425,923
Mega Lifesciences PCL, NVDR	5,268,100	8,258,978
Minor International PCL, NVDR(a)	28,936,260	23,350,424
Security	Shares	Value

Thailand (continued)
Muangthai Capital PCL, NVDR(c)	6,704,000	$11,115,837
Ngern Tid Lor PCL, NVDR(a)	9,084,500	9,705,230
Origin Property PCL, NVDR	16,798,100	5,228,036
Osotspa PCL, NVDR(c)	8,411,800	7,970,269
Plan B Media PCL, NVDR(c)	27,366,100	5,275,172
Precious Shipping PCL, NVDR(c)	8,428,700	3,918,859
Prima Marine PCL, NVDR(c)	15,117,100	2,711,097
PTG Energy PCL, NVDR(c)	11,192,300	4,769,128
PTT Exploration & Production PCL, NVDR	11,440,601	38,309,142
PTT Global Chemical PCL, NVDR	20,112,100	33,444,278
PTT Oil & Retail Business PCL, NVDR	27,053,300	20,032,789
PTT PCL, NVDR	85,965,400	90,126,138
Quality Houses PCL, NVDR	115,355,217	7,599,631
Ratch Group PCL, NVDR(c)	6,992,200	8,957,741
Ratchthani Leasing PCL, NVDR(c)	33,415,825	3,965,922
Regional Container Lines PCL, NVDR(c)	3,543,800	4,271,210
RS PCL, NVDR(a)(c)	6,752,300	4,223,508
SCG Packaging PCL, NVDR	11,312,200	20,751,512
Siam Cement PCL (The), NVDR	6,603,400	72,794,388
Siam Commercial Bank PCL (The), NVDR(c)	6,926,200	25,004,270
Siamgas & Petrochemicals PCL, NVDR	12,291,700	4,549,374
Singha Estate PCL, NVDR(a)(c)	54,312,000	2,924,667
Sino-Thai Engineering & Construction PCL, NVDR(c)	12,915,728	5,050,476
Sri Trang Agro-Industry PCL, NVDR	8,436,960	7,424,827
Sri Trang Gloves Thailand PCL, NVDR(c)	8,726,300	7,768,796
Srisawad Corp. PCL, NVDR(c)	6,755,449	11,996,619
Supalai PCL, NVDR	15,599,800	9,648,096
Super Energy Corp. PCL, NVDR(c)	195,801,800	5,467,604
Thai Oil PCL, NVDR	9,827,600	13,483,868
Thai Union Group PCL, NVDR	23,625,700	13,811,894
Thai Vegetable Oil PCL, NVDR(c)	6,133,100	5,457,479
Thanachart Capital PCL, NVDR	3,711,200	3,874,234
Thonburi Healthcare Group PCL, NVDR(c)	7,499,400	7,566,722
Thoresen Thai Agencies PCL, NVDR(c)	15,133,200	4,109,171
TPI Polene PCL, NVDR(c)	71,694,300	3,532,955
True Corp. PCL, NVDR(c)	105,349,111	14,092,689
TTW PCL, NVDR(c)	25,105,600	8,470,189
WHA Corp. PCL, NVDR	92,824,400	9,008,106
		1,408,402,715

Turkey — 0.3%
Akbank TAS	25,153,302	11,981,044
Aksa Akrilik Kimya Sanayii AS	2,184,128	4,331,482
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,171,870	3,982,535
Aselsan Elektronik Sanayi Ve Ticaret AS	5,159,943	8,195,143
Bera Holding AS(a)(c)	2,996,383	2,329,116
BIM Birlesik Magazalar AS(c)	3,963,265	20,093,919
Coca-Cola Icecek AS	917,079	5,869,507
Dogan Sirketler Grubu Holding AS(c)	12,224,907	2,741,802
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,389,693	3,663,939
Enerjisa Enerji AS(b)	2,655,931	2,549,554
Eregli Demir ve Celik Fabrikalari TAS	12,389,501	20,401,392
Ford Otomotiv Sanayi AS	650,542	11,691,292
Gubre Fabrikalari TAS(a)(c)	580,421	3,349,826
Haci Omer Sabanci Holding AS(c)	8,100,431	7,538,984
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(c)	10,143,506	6,335,870
KOC Holding AS	6,149,114	12,820,902
Koza Altin Isletmeleri AS(a)(c)	402,999	3,741,486
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	2,726,924	3,953,553

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	396,448	$2,086,069
Migros Ticaret AS(a)(c)	1,156,840	3,524,928
MLP Saglik Hizmetleri AS(a)(b)	864,455	2,036,055
Pegasus Hava Tasimaciligi AS(a)(c)	426,667	2,742,987
Petkim Petrokimya Holding AS(a)(c)	13,767,689	7,845,267
Sok Marketler Ticaret AS	2,260,891	2,342,113
TAV Havalimanlari Holding AS(a)(c)	1,953,348	3,832,990
Tekfen Holding AS	2,233,554	3,069,155
Tofas Turk Otomobil Fabrikasi AS	338,422	2,127,461
Turk Hava Yollari AO(a)(c)	5,870,609	7,540,735
Turkcell Iletisim Hizmetleri AS	10,069,503	14,085,939
Turkiye Garanti Bankasi AS	18,579,539	15,500,764
Turkiye Is Bankasi AS, Class C	14,721,810	7,059,283
Turkiye Petrol Rafinerileri AS(a)	1,051,011	11,505,316
Turkiye Sinai Kalkinma Bankasi AS(c)	14,884,069	1,609,294
Turkiye Sise ve Cam Fabrikalari AS	11,662,442	10,692,649
Ulker Biskuvi Sanayi AS(c)	2,007,652	2,971,529
Yapi ve Kredi Bankasi AS(c)	28,810,663	6,672,131
		242,816,011

United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	24,364,401	56,311,536
Abu Dhabi Islamic Bank PJSC	11,498,383	20,285,187
Abu Dhabi National Oil Co. for Distribution PJSC	21,907,552	24,692,294
Air Arabia PJSC(a)	27,117,740	10,705,051
Al Yah Satellite Communications Co.(a)	8,379,137	6,318,970
Aldar Properties PJSC	33,803,645	36,949,259
Amanat Holdings PJSC(a)	21,414,995	6,669,438
Aramex PJSC	8,089,833	8,551,415
DAMAC Properties Dubai Co. PJSC(a)	16,498,239	6,288,295
Dana Gas PJSC	43,399,635	12,459,574
Dubai Financial Market PJSC(a)	16,096,984	10,521,277
Dubai Investments PJSC	20,663,632	10,639,653
Dubai Islamic Bank PJSC	19,722,176	27,651,617
Emaar Development PJSC(a)	6,473,920	8,060,891
Emaar Properties PJSC	32,277,615	41,199,597
Emirates NBD Bank PJSC	22,681,499	81,541,517
Emirates Telecommunications Group Co. PJSC	26,494,985	230,408,450
First Abu Dhabi Bank PJSC	37,761,366	196,677,296
		795,931,317
Total Common Stocks — 97.7%
(Cost: $59,010,019,671)		74,525,184,965

Preferred Stocks

Brazil — 1.1%
Alpargatas SA, Preference Shares, NVS	1,687,797	11,735,636
Azul SA, Preference Shares, NVS(a)	2,550,423	10,606,631
Banco ABC Brasil SA, Preference Shares, NVS	1,299,194	3,912,476
Banco Bradesco SA, Preference Shares, NVS	41,403,609	146,632,488
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,195,322	3,944,031
Banco Pan SA, Preference Shares, NVS	3,023,512	6,055,790
Bradespar SA, Preference Shares, NVS	2,277,924	20,158,261
Braskem SA, Class A, Preference Shares, NVS(a)	1,639,556	14,596,579
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,155,177	12,286,600
Cia. de Saneamento do Parana, Preference Shares, NVS	2,821,292	1,907,007
Security	Shares	Value

Brazil (continued)
Cia. Energetica de Minas Gerais, Preference Shares, NVS	8,388,088	$19,605,553
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	1,940,190	8,203,406
Cia. Paranaense de Energia, Preference Shares, NVS	8,408,207	9,183,168
Gerdau SA, Preference Shares, NVS	9,946,099	45,645,002
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	2,008,001	5,714,848
Itau Unibanco Holding SA, Preference Shares, NVS	41,680,130	165,924,262
Itausa SA, Preference Shares, NVS	38,485,174	66,197,361
Lojas Americanas SA, Preference Shares, NVS	8,988,496	8,745,711
Marcopolo SA, Preference Shares, NVS	5,942,749	2,716,697
Metalurgica Gerdau SA, Preference Shares, NVS	7,132,421	13,511,617
Petroleo Brasileiro SA, Preference Shares, NVS	40,942,094	214,329,060
Randon SA Implementos e Participacoes, Preference Shares, NVS	2,310,265	4,549,149
Unipar Carbocloro SA, Class B, Preference Shares, NVS	570,436	9,039,754
		805,201,087

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	4,370,072	8,979,148
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	1,198,770	75,474,376
		84,453,524

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	4,118,678	33,403,046

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	60,931,677	30,823,451

South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	186,747	14,258,698
Series 2, Preference Shares, NVS	307,955	23,983,469
LG Chem Ltd., Preference Shares, NVS	66,936	18,243,087
LG Household & Health Care Ltd., Preference Shares, NVS	17,118	8,573,562
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,118,270	383,859,638
		448,918,454

Total Preferred Stocks — 1.9%
(Cost: $1,378,859,078)		1,402,799,562

Rights

Cayman Islands — 0.0%
CIFI Holdings Group Co. Ltd. (Expires 12/20/21)(a)	1,398,500	44,835

India — 0.0%
Indian Hotels Co. Ltd. (The) (Expires 12/08/21)(a)	739,659	307,074

Kuwait — 0.0%
Warba Bank KSCP (Expires 12/12/21)(a)	2,826,180	719,391

South Korea — 0.0%
Enzychem Lifesciences Corp. (Expires 12/17/21)(a)(c)	44,614	—

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Doosan Infracore Co. Ltd. (Expires 12/09/21)(a)(c)	560,311	$400,930
		400,930
Thailand — 0.0%
Charoen Pokphand Foods PCL (Expires 12/31/21)(a)	479,621	—
CP All PCL (Expires 12/31/21)(a)	3,350,280	1
Origin Property PCL (Expires 12/08/21)(a)	236,473	—
Plan B Media PCL (Expires 12/22/21)(a)	2,189,288	97,453
		97,454

Total Rights — 0.0%
(Cost: $2,218,615)		1,569,684

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 11/20/26)(a)	14,876,540	4
BTS Group Holdings PCL (Expires 11/07/24)(a)	7,438,270	112,576
MBK PCL (Expires 10/27/22)(a)	442,776	134,025
		246,605

Total Warrants — 0.0%
(Cost: $0)		246,605

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	3,511,090,415	3,512,494,851
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	199,080,000	$199,080,000
		3,711,574,851
Total Short-Term Investments — 4.8%
(Cost: $3,711,004,718)		3,711,574,851

Total Investments in Securities — 104.4%
(Cost: $64,102,102,082)		79,641,375,667

Other Assets, Less Liabilities — (4.4)%		(3,391,150,254)

Net Assets — 100.0%		$76,250,225,413

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,802,699, representing less than 0.05% of its net assets as of period end, and an original cost of $35,983,750.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,768,443,333	$—		$(255,586,192	)(a)	$(39,542)	$(322,748)	$3,512,494,851	3,511,090,415	$21,924,019	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	179,420,000	19,660,000	(a)	—		—	—	199,080,000	199,080,000	4,253		—
						$(39,542)	$(322,748)	$3,711,574,851		$21,928,272		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2,979	12/17/21	$180,572	$(5,153,055)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$13,864,312,824	$60,643,511,418	$17,360,723	$74,525,184,965
Preferred Stocks	847,583,281	555,216,281	—	1,402,799,562
Rights	1,427,395	142,289	—	1,569,684
Warrants	112,576	134,029	—	246,605
Money Market Funds	3,711,574,851	—	—	3,711,574,851
	$18,425,010,927	$61,199,004,017	$17,360,723	$79,641,375,667
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,153,055)	$—	$—	$(5,153,055)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust